File No. 33-81784

811-8642

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration

Under

☑	the Securities Act of 1933
☐	Pre-Effective Amendment Number
☑	Post Effective Amendment Number 25
And/or
☑	Registration Statement Under the Investment Company Act of 1940
☑	Amendment No. 22

Ohio National Variable Account D

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on May 1, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage

Ohio National Variable Account D

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-888-366-6654

This prospectus offers a group variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The group variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Financial Investors Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contracs value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge you a surrender charge of up to 7% of the amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contracts that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2011. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

Form V-4827	May 1, 2011 1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio	Calvert Investment Management, Inc.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign Securities Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1) (Class 4)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.

Form V-4827	2

Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Advisors, LLC)

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4827	3

Form V-4827	4

Glossary

Accumulation Units—Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant—A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit—After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund—A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice—A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount—A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.

Surrender—To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period—A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D)—A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw—To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with the number of years from the establishment of each participant’s account. No charge for withdrawals for plan payments.)	1st	7%
	2nd	6%
	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (this fee is currently being waived)	$ 5
Premium Tax (charged upon annuitization)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%

Total Separate Account Annual Expenses	1.35%

Form V-4827	5

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.38%	3.84%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,218	$2,130	$3,155	$6,477

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$519	$1,633	$2,857	$6,477

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available Funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.

Form V-4827	6

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added;.

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003	Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund and Royce Capital Fund were added. The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added. Janus Adviser International Portfolio, PBHG Insurance Fund, The Prudential Series Fund, UBS Series Trust and Van Kampen Core Plus Fixed Income Portfolio were added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

May 1, 2005	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.

May 1, 2007	Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008	Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

Form V-4827	7

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

September 10, 2008	Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010	The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $29.6 billion and equity of approximately $1.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Variable Account VAD

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, we may limit you to no

Form V-4827	8

more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD is credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAD is invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

Form V-4827	9

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAD. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Contract Years	Percentage
1st	7%
2nd	6%

Form V-4827	10

3rd	5%
4th	4%
5th	3%
6th	2%
7th	1%
8th and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35%  per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one or more subaccounts to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

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Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The Contract Value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Contributions

You may allocate your Contract Values among up to 18 investment options, including the variable Funds and the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

Form V-4827	12

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•

for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

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The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

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Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

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•	any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

x is the annual effective interest rate we declare for the cell fo new contract contributions as of the date of withdrawal, and

y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long the annuitant (and any joint annuitant) may live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

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Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):

Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before the participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless the annuitant transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest rate assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

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Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30  days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

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Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

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•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70  1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain

Form V-4827	20

penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4827	21

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.:
Equity Portfolio	2001	$18.87	$17.05	115,133
	2002	$17.05	$13.67	123,529
	2003	$13.67	$19.47	149,235
	2004	$19.47	$21.60	163,717
	2005	$21.60	$22.61	137,802
	2006	$22.61	$23.80	119,200
	2007	$23.80	$22.10	99,573
	2008	$22.10	$9.85	86,405
	2009	$9.85	$13.52	64,819
	2010	$13.52	$14.40	61,905
Money Market Portfolio	2001	$12.62	$12.92	71,555
	2002	$12.92	$12.93	113,201
	2003	$12.93	$12.85	103,074
	2004	$12.85	$12.81	97,121
	2005	$12.81	$13.01	131,260
	2006	$13.01	$13.45	125,710
	2007	$13.45	$13.92	229,604
	2008	$13.92	$13.98	198,847
	2009	$13.98	$13.80	140,471
	2010	$13.80	$13.61	111,272
Bond Portfolio	2001	$13.31	$14.23	22,694
	2002	$14.23	$15.26	34,951
	2003	$15.26	$16.63	36,807
	2004	$16.63	$17.38	38,854
	2005	$17.38	$17.22	28,735
	2006	$17.22	$17.74	30,295
	2007	$17.74	$18.16	32,231
	2008	$18.16	$15.86	29,018
	2009	$15.86	$18.93	24,323
	2010	$18.93	$20.14	21,584
Omni Portfolio	2001	$14.86	$12.74	102,201

Form V-4827	22

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2002	$12.74	$9.71	101,108
	2003	$9.71	$12.09	107,499
	2004	$12.09	$12.78	105,359
	2005	$12.78	$13.80	58,780
	2006	$13.80	$15.43	56,717
	2007	$15.43	$16.29	51,612
	2008	$16.29	$11.02	47,753
	2009	$11.02	$14.48	26,244
	2010	$14.48	$16.17	23,743
International Portfolio	2001	$16.65	$11.57	107,016
	2002	$11.57	$9.06	106,506
	2003	$9.06	$11.85	119,396
	2004	$11.85	$13.21	117,465
	2005	$13.21	$14.26	96,914
	2006	$14.26	$16.78	96,649
	2007	$16.78	$18.11	97,220
	2008	$18.11	$9.64	85,064
	2009	$9.64	$13.14	77,331
	2010	$13.14	$15.14	43,205
International Small-Mid Company Portfolio	2001	$18.99	$13.25	17,022
	2002	$13.25	$11.11	18,382
	2003	$11.11	$16.88	22,382
	2004	$16.88	$20.13	26,983
	2005	$20.13	$25.62	30,976
	2006	$25.62	$31.94	35,636
	2007	$31.94	$37.02	35,997
	2008	$37.02	$17.79	29,833
	2009	$17.79	$25.63	17,948
	2010	$25.63	$30.28	17,173
Capital Appreciation Portfolio	2001	$21.56	$23.34	58,461
	2002	$23.34	$18.39	62,081
	2003	$18.39	$23.86	69,937
	2004	$23.86	$26.49	77,484
	2005	$26.49	$27.51	51,407
	2006	$27.51	$31.59	39,212
	2007	$31.59	$32.36	40,575
	2008	$32.36	$19.47	34,903
	2009	$19.47	$27.44	28,460
	2010	$27.44	$31.68	27,588
Millennium Portfolio	2001	$31.24	$25.16	103,072

Form V-4827	23

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2002	$25.16	$16.70	90,903
	2003	$16.70	$22.68	97,339
	2004	$22.68	$24.83	89,408
	2005	$24.83	$24.50	61,317
	2006	$24.50	$25.95	46,632
	2007	$25.95	$32.27	43,682
	2008	$32.27	$18.30	34,747
	2009	$18.30	$21.81	30,363
	2010	$21.81	$26.75	18,191
Aggressive Growth Portfolio	2001	$11.04	$7.43	51,052
	2002	$7.43	$5.28	59,086
	2003	$5.28	$6.85	74,403
	2004	$6.85	$7.37	75,111
	2005	$7.37	$8.24	43,367
	2006	$8.24	$8.60	37,755
	2007	$8.60	$10.99	41,723
	2008	$10.99	$6.11	30,967
	2009	$6.11	$8.59	26,216
	2010	$8.59	$9.32	26,777
Small Cap Growth Portfolio	2001	$17.03	$10.17	31,749
	2002	$10.17	$7.11	31,437
	2003	$7.11	$10.19	31,259
	2004	$10.19	$11.21	32,381
	2005	$11.21	$11.78	20,035
	2006	$11.78	$14.60	17,514
	2007	$14.60	$16.51	17,296
	2008	$16.51	$8.52	11,265
	2009	$8.52	$12.67	10,650
	2010	$12.67	$16.26	11,146
Mid Cap Opportunity Portfolio	2001	$20.63	$17.71	102,074
	2002	$17.71	$13.00	98,055
	2003	$13.00	$18.77	98,211
	2004	$18.77	$21.03	100,292
	2005	$21.03	$22.82	71,529
	2006	$22.82	$24.69	62,753
	2007	$24.69	$28.71	58,859
	2008	$28.71	$13.80	43,739
	2009	$13.80	$19.14	39,970
	2010	$19.14	$22.59	34,815
S&P 500® Index Portfolio	2001	$18.43	$15.76	182,773
	2002	$15.76	$12.03	202,583
	2003	$12.03	$15.17	221,376

Form V-4827	24

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2004	$15.17	$16.51	236,654
	2005	$16.51	$17.02	175,266
	2006	$17.02	$19.36	164,844
	2007	$19.36	$20.07	156,345
	2008	$20.07	$12.42	134,333
	2009	$12.42	$15.41	108,949
	2010	$15.41	$17.41	89,855
Capital Growth Portfolio	2001	$10.36	$8.73	13,710
	2002	$8.73	$4.99	21,126
	2003	$4.99	$6.90	30,908
	2004	$6.90	$8.15	34,574
	2005	$8.15	$8.25	26,840
	2006	$8.25	$9.78	21,897
	2007	$9.78	$10.73	23,809
	2008	$10.73	$6.74	26,307
	2009	$6.74	$8.99	25,237
	2010	$8.99	$12.10	21,638
High Income Bond Portfolio	2001	$9.42	$9.70	2,250
	2002	$9.70	$9.94	7,301
	2003	$9.94	$12.05	18,410
	2004	$12.05	$13.15	28,689
	2005	$13.15	$13.37	30,240
	2006	$13.37	$14.53	39,430
	2007	$14.53	$14.84	44,516
	2008	$14.84	$10.93	32,320
	2009	$10.93	$16.10	28,863
	2010	$16.10	$18.13	26,120
Strategic Value Portfolio	2001	$10.33	$9.76	1,076
	2002	$9.76	$7.76	5,280
	2003	$7.76	$9.69	13,180
	2004	$9.69	$10.48	18,235
	2005	$10.48	$10.83	13,814
	2006	$10.83	$12.43	18,587
	2007	$12.43	$11.19	20,682
	2008	$11.19	$7.92	24,040
	2009	$7.92	$8.72	23,888
	2010	$8.72	$9.63	25,453
Nasdaq-100® Index Portfolio	2001	$6.03	$4.01	4,606
	2002	$4.01	$2.48	31,591
	2003	$2.48	$3.62	49,264
	2004	$3.62	$3.93	61,454
	2005	$3.93	$3.93	57,491

Form V-4827	25

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$3.93	$4.13	59,086
	2007	$4.13	$4.84	54,018
	2008	$4.84	$2.77	50,816
	2009	$2.77	$4.20	48,297
	2010	$4.20	$4.94	42,761
Bristol Portfolio	2002	$10.00	$7.83	0
	2003	$7.83	$10.23	144
	2004	$10.23	$10.97	1,506
	2005	$10.97	$12.12	1,741
	2006	$12.12	$13.93	2,305
	2007	$13.93	$14.80	2,903
	2008	$14.80	$8.68	3,201
	2009	$8.68	$11.64	3,026
	2010	$11.64	$12.99	3,446
Bryton Growth Portfolio	2002	$10.00	$6.82	74
	2003	$6.82	$9.12	1,513
	2004	$9.12	$9.68	3,574
	2005	$9.68	$9.96	3,733
	2006	$9.96	$11.47	4,447
	2007	$11.47	$12.44	5,221
	2008	$12.44	$7.42	8,501
	2009	$7.42	$9.94	23,681
	2010	$9.94	$12.16	21,553
Balanced Portfolio	2005	$10.00	$10.69	23
	2006	$10.69	$11.93	610
	2007	$11.93	$13.22	1,013
	2008	$13.22	$9.53	1,725
	2009	$9.53	$11.75	3,100
	2010	$11.75	$12.49	4,883
US Equity Portfolio	2005	$10.00	$11.49	3
	2006	$11.49	$12.24	190
	2007	$12.24	$13.66	828
	2008	$13.66	$7.01	1,191
	2009	$7.01	$8.07	313
	2010	$8.07	$8.95	281
Income Opportunity Portfolio	2005	$10.00	$10.62	1,172
	2006	$10.62	$10.92	1,010
	2007	$10.92	$11.67	1,388
	2008	$11.67	$9.11	0
	2009	$9.11	$10.17	26
	2010	$10.17	$10.76	34

Form V-4827	26

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Target VIP Portfolio	2008	$10.00	$5.51	0
	2009	$5.51	$6.24	0
	2010	$6.24	$7.36	139
Target Equity/Income	2008	$10.00	$5.30	9
	2009	$5.30	$5.87	21
	2010	$5.87	$7.14	171
Bristol Growth Portfolio	2008	$10.00	$5.90	22
	2009	$5.90	$8.28	74
	2010	$8.28	$9.21	271
AIM Vairable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2008	$10.00	$5.05	76
	2009	$5.05	$6.81	819
	2010	$6.81	$7.38	3,567
Calvert Variable Series, Inc.:
Social Equity Portfolio	2003	$10.00	$6.58	17,314
	2004	$6.58	$6.95	15,497
	2005	$6.95	$7.17	12,587
	2006	$7.17	$7.79	11,095
	2007	$7.79	$8.45	11,516
	2008	$8.45	$5.36	10,099
	2009	$5.36	$7.09	6,443
	2010	$7.09	$8.21	5,838
Dreyfus Variable Investment Fund (Service Shares):
Appreciation Portfolio	2003	$10.00	$11.69	135
	2004	$11.69	$12.09	365
	2005	$12.09	$12.42	1,886
	2006	$12.42	$14.24	2,426
	2007	$14.24	$15.02	1,855
	2008	$15.02	$10.41	885
	2009	$10.41	$12.56	979
	2010	$12.56	$14.25	1,079

Form V-4827	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2009	$10.00	$10.29	0
	2010	$10.29	$11.96	0
Fidelity® Variable Insurance Products Funds (Service Class 2):
VIP Contrafund® Portfolio	2001	$9.23	$7.97	1,061
	2002	$7.97	$7.11	16,282
	2003	$7.11	$8.99	38,442
	2004	$8.99	$10.22	71,449
	2005	$10.22	$11.76	112,101
	2006	$11.76	$12.93	151,318
	2007	$12.93	$14.96	164,046
	2008	$14.96	$8.46	155,665
	2009	$8.46	$11.31	136,276
	2010	$11.31	$13.05	141,918
VIP Mid Cap Portfolio	2001	$11.15	$10.61	4,838
	2002	$10.61	$9.42	24,125
	2003	$9.42	$12.85	30,283
	2004	$12.85	$15.81	79,390
	2005	$15.81	$18.41	83,058
	2006	$18.41	$20.42	91,242
	2007	$20.42	$23.23	96,115
	2008	$23.23	$13.84	77,773
	2009	$13.84	$19.09	74,559
	2010	$19.09	$24.22	69,695
VIP Growth Portfolio	2001	$8.46	$6.85	4,076
	2002	$6.85	$4.71	27,296
	2003	$4.71	$6.16	54,031
	2004	$6.16	$6.27	67,649
	2005	$6.27	$6.53	66,515
	2006	$6.53	$6.86	57,664
	2007	$6.86	$8.58	60,464
	2008	$8.58	$4.46	60,931
	2009	$4.46	$5.63	54,183
	2010	$5.63	$6.88	64,312
VIP Equity-Income Portfolio	2003	$10.00	$11.14	3,188
	2004	$11.14	$12.23	13,999
	2005	$12.23	$12.74	18,041
	2006	$12.74	$15.08	27,065
	2007	$15.08	$15.07	32,721
	2008	$15.07	$8.50	27,143

Form V-4827	28

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$8.50	$10.89	26,257
	2010	$10.89	$12.35	28,559
VIP Real Estate Portfolio	2009	$10.00	$10.60	0
	2010	$10.60	$13.61	642
Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio	2008	$10.00	$9.34	473
	2009	$9.34	$9.97	7,931
	2010	$9.97	$10.47	3,315
Ibbotson Income and Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531
	2009	$8.36	$9.35	8,505
	2010	$9.35	$10.04	3,312
Ibbotson Balanced ETF Asset Allocation Portfolio	2008	$10.00	$7.44	11,647
	2009	$7.44	$8.77	25,024
	2010	$8.77	$9.66	23,953
Ibbotson Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.66	775
	2009	$6.66	$8.19	17,996
	2010	$8.19	$9.20	7,680
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.14	323
	2009	$6.14	$7.71	2,502
	2010	$7.71	$8.76	3,305
Franklin Templeton Variable Insurance Products Trust
Franklin Income Secrities Fund (Class 2)	2005	$10.00	$10.37	6,367
	2006	$10.37	$12.10	26,702
	2007	$12.10	$12.38	45,247
	2008	$12.38	$8.59	45,645
	2009	$8.59	$11.50	41,812
	2010	$11.50	$12.78	47,156
Franklin Flex Cap Growth Securities Fund (Class 2)	2005	$10.00	$11.14	4

Form V-4827	29

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$11.14	$11.56	82
	2007	$11.56	$13.04	403
	2008	$13.04	$8.32	1,146
	2009	$8.32	$10.92	1,381
	2010	$10.92	$12.52	4,023
Templeton Foreign Securities Fund (Class 2)	2005	$10.00	$11.18	4,710
	2006	$11.18	$13.40	8,065
	2007	$13.40	$15.27	18,299
	2008	$15.27	$8.98	15,266
	2009	$8.98	$12.14	40,989
	2010	$12.14	$12.99	38,850
Franklin Templeton VIP Founding Funds Allocation Fund	2009	$10.00	$10.18	0
	2010	$10.18	$11.07	0
Goldman Sachs Variable Insurance Trust (Institutional Shares):
Goldman Sachs Large Cap Value Fund	2001	$9.87	$8.83	2,196
	2002	$8.83	$7.73	9,051
	2003	$7.73	$9.48	13,914
	2004	$9.48	$11.11	17,151
	2005	$11.11	$11.39	23,529
	2006	$11.39	$13.79	23,462
	2007	$13.79	$13.81	27,134
	2008	$13.81	$8.92	24,160
	2009	$8.92	$10.41	53,317
	2010	$10.41	$11.42	54,236
Goldman Sachs Structured U.S. Equity Fund	2001	$9.74	$8.46	1,864
	2002	$8.46	$6.52	3,664
	2003	$6.52	$8.32	6,134
	2004	$8.32	$9.45	9,874
	2005	$9.45	$9.93	13,350
	2006	$9.93	$11.06	14,273
	2007	$11.06	$10.73	7,302
	2008	$10.73	$6.67	6,198
	2009	$6.67	$7.97	5,709
	2010	$7.97	$8.88	4,405

Form V-4827	30

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Strategic Growth Fund	2001	$10.15	$8.56	3,185
	2002	$8.56	$6.39	11,143
	2003	$6.39	$7.80	21,564
	2004	$7.80	$8.40	21,515
	2005	$8.40	$8.53	10,717
	2006	$8.53	$9.14	10,966
	2007	$9.14	$9.93	13,315
	2008	$9.93	$5.71	11,820
	2009	$5.71	$8.32	11,920
	2010	$8.32	$9.09	10,113
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$9.82	0
	2010	$9.82	$10.53	20,990
Ivy Funds VIP Global Natural Resources	2009	$10.00	$10.11	0
	2010	$10.11	$11.68	1,079
Ivy Funds VIP Science and Technology	2009	$10.00	$10.50	0
	2010	$10.50	$11.68	4,945
Janus Investment Fund (Class S Shares)
Janus Fund	2001	$9.98	$7.56	41,550
	2002	$7.56	$5.48	69,415
	2003	$5.48	$7.04	96,641
	2004	$7.04	$7.26	97,500
	2005	$7.26	$7.45	85,625
	2006	$7.45	$8.09	92,040
	2007	$8.09	$9.08	87,937
	2008	$9.08	$5.41	67,061
	2009	$5.41	$7.32	42,224
	2010	$7.32	$8.02	39,796
Overseas Fund	2003	$10.00	$11.33	89
	2004	$11.33	$13.39	3,241
	2005	$13.39	$17.41	16,039
	2006	$17.41	$24.84	36,612
	2007	$24.84	$30.92	49,647
	2008	$30.92	$15.55	45,111
	2009	$15.55	$26.05	17,308
	2010	$26.05	$30.58	15,192

Form V-4827	31

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Worldwide Fund	2001	$11.13	$8.66	52,002
	2002	$8.66	$6.33	61,168
	2003	$6.33	$7.67	82,882
	2004	$7.67	$7.92	80,973
	2005	$7.92	$8.29	65,860
	2006	$8.29	$9.57	57,039
	2007	$9.57	$10.28	48,042
	2008	$10.28	$5.61	39,451
	2009	$5.61	$8.20	21,605
	2010	$8.20	$9.45	19,537
Balanced Fund	2001	$10.63	$9.98	44,094
	2002	$9.98	$9.20	73,680
	2003	$9.20	$10.35	105,520
	2004	$10.35	$11.07	115,525
	2005	$11.07	$11.76	96,811
	2006	$11.76	$12.81	91,807
	2007	$12.81	$13.89	97,075
	2008	$13.89	$11.67	77,570
	2009	$11.67	$14.18	44,290
	2010	$14.18	$15.04	35,294
Janus Aspen Series (Service Shares):
Janus Portfolio	2009	$10.00	$12.87	1,324
	2010	$12.87	$14.51	2,124
Overseas Portfolio	2009	$10.00	$14.27	37,480
	2010	$14.27	$17.60	44,304
Worldwide Portfolio	2009	$10.00	$13.36	5,411
	2010	$13.36	$15.23	3,916
Balanced Portfolio	2009	$10.00	$12.02	17,774
	2010	$12.02	$12.82	20,166
J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2002	$10.00	$8.64	2,034
	2003	$8.64	$11.59	2,063
	2004	$11.59	$14.55	9,281
	2005	$14.55	$14.84	13,089
	2006	$14.84	$16.85	12,806
	2007	$16.85	$15.68	12,477

Form V-4827	32

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$15.68	$10.52	13,511
	2009	$10.52	$12.72	11,652
	2010	$12.72	$15.96	11,181
J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2002	$10.00	$10.90	6,324
	2003	$10.90	$13.94	14,655
	2004	$13.94	$16.65	16,390
	2005	$16.65	$17.94	19,495
	2006	$17.94	$20.68	23,825
	2007	$20.68	$20.91	24,387
	2008	$20.91	$13.78	21,965
	2009	$13.78	$17.21	23,710
	2010	$17.21	$20.97	21,253
Lazard Retirement Series, Inc. (Service Shares):
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2001	$12.58	$14.73	8,224
	2002	$14.73	$11.96	22,276
	2003	$11.96	$16.19	30,489
	2004	$16.19	$18.36	36,028
	2005	$18.36	$18.84	37,087
	2006	$18.84	$21.57	39,689
	2007	$21.57	$19.75	38,395
	2008	$19.75	$12.38	29,625
	2009	$12.38	$18.65	30,778
	2010	$18.65	$22.77	30,845
Lazard Retirement Emerging Markets Equity Portfolio	2001	$8.88	$8.31	711
	2002	$8.31	$8.08	7,972
	2003	$8.08	$12.19	15,617
	2004	$12.19	$15.71	21,433
	2005	$15.71	$21.82	37,299
	2006	$21.82	$27.98	48,160
	2007	$27.98	$36.80	48,511
	2008	$36.80	$18.62	44,234
	2009	$18.62	$31.20	32,506
	2010	$31.20	$37.77	29,791

Form V-4827	33

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement International Equity Portfolio	2005	$10.00	$11.43	1,105
	2006	$11.43	$13.82	3,156
	2007	$13.82	$15.10	2,813
	2008	$15.10	$9.39	2,224
	2009	$9.39	$11.25	4,931
	2010	$11.25	$11.84	4,150
Lazard Retirement U.S. Strategic Equity Portfolio	2005	$10.00	$10.59	53
	2006	$10.59	$12.28	480
	2007	$12.28	$12.00	935
	2008	$12.00	$7.66	2,375
	2009	$7.66	$9.59	2,436
	2010	$9.59	$10.67	2,521
Legg Mason Partners Variable Equity Trust (Class I Shares):
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2005	$10.00	$10.94	11
	2006	$10.94	$12.75	98
	2007	$12.75	$12.73	1,495
	2008	$12.73	$7.96	232
	2009	$7.96	$10.16	255
	2010	$10.16	$11.69	1,070
Legg Mason ClearBridge Variable Large Cap Value Portfolio	2006	$10.00	$12.84	91
	2007	$12.84	$13.16	1,957
	2008	$13.16	$8.36	1,653
	2009	$8.36	$10.27	2,870
	2010	$10.27	$11.09	3,884
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2009	$6.42	$7.78	0
	2010	$7.78	$8.62	0
MFS® Variable Insurance Trust (Service Class):
MFS® New Discovery Series	2002	$10.00	$7.77	917
	2003	$7.77	$10.23	3,542
	2004	$10.23	$10.72	8,114
	2005	$10.72	$11.11	6,632
	2006	$11.11	$12.39	5,837
	2007	$12.39	$12.49	7,978
	2008	$12.49	$7.45	4,957

Form V-4827	34

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$7.45	$11.98	6,030
	2010	$11.98	$16.07	5,728
MFS® Investors Growth Stock Series	2002	$10.00	$7.64	628
	2003	$7.64	$9.24	9,461
	2004	$9.24	$9.94	20,339
	2005	$9.94	$10.22	20,164
	2006	$10.22	$10.82	19,841
	2007	$10.82	$11.85	20,701
	2008	$11.85	$7.37	19,182
	2009	$7.37	$10.11	20,268
	2010	$10.11	$11.19	21,495
MFS® Mid Cap Growth Series	2002	$10.00	$6.19	1,124
	2003	$6.19	$8.35	6,156
	2004	$8.35	$9.42	10,292
	2005	$9.42	$9.56	10,191
	2006	$9.56	$9.65	10,524
	2007	$9.65	$10.43	10,895
	2008	$10.43	$4.98	11,759
	2009	$4.98	$6.94	10,228
	2010	$6.94	$8.85	12,291
MFS® Total Return Series	2001	$10.00	$10.25	158
	2002	$10.25	$9.58	8,704
	2003	$9.58	$10.96	29,795
	2004	$10.96	$12.01	57,107
	2005	$12.01	$12.16	65,628
	2006	$12.16	$13.39	62,425
	2007	$13.39	$13.73	54,670
	2008	$13.73	$10.52	42,280
	2009	$10.52	$12.22	39,946
	2010	$12.22	$13.22	41,851
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	2008	$10.00	$5.43	133
	2009	$5.43	$7.83	1,141
	2010	$7.83	$9.73	1,807
PIMCO Variable Insurance Trust (Administrative Share Class):
Real Return Portfolio	2003	$10.00	$11.14	11,067
	2004	$11.14	$11.97	32,593

Form V-4827	35

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2005	$11.97	$12.06	47,758
	2006	$12.06	$11.99	59,675
	2007	$11.99	$13.09	65,956
	2008	$13.09	$12.00	57,163
	2009	$12.00	$14.02	64,201
	2010	$14.02	$14.96	67,352
Total Return Portfolio	2003	$10.00	$10.65	7,426
	2004	$10.65	$11.02	13,908
	2005	$11.02	$11.14	18,774
	2006	$11.14	$11.41	26,369
	2007	$11.41	$12.25	38,871
	2008	$12.25	$12.67	38,149
	2009	$12.67	$14.25	59,337
	2010	$14.25	$15.20	72,533
Global Bond Portfolio (Unhedged)	2003	$10.00	$11.80	11,268
	2004	$11.80	$12.88	15,730
	2005	$12.88	$11.86	10,253
	2006	$11.86	$12.25	10,866
	2007	$12.25	$13.26	14,121
	2008	$13.26	$12.98	28,902
	2009	$12.98	$14.96	36,495
	2010	$14.96	$16.48	48,259
CommodityRealReturn® Strategy Portfolio	2009	$10.00	$9.96	0
	2010	$9.96	$12.24	265
The Prudential Series Fund, Inc. (Class II Shares):
Jennison Portfolio	2003	$10.00	$10.79	2
	2004	$10.79	$11.62	5
	2005	$11.62	$13.07	647
	2006	$13.07	$13.08	1,580
	2007	$13.08	$14.40	2,512
	2008	$14.40	$8.87	2,992
	2009	$8.87	$12.48	2,877
	2010	$12.48	$13.72	3,109
Jennison 20/20 Focus Portfolio	2003	$10.00	$11.02	5
	2004	$11.02	$12.54	1,441
	2005	$12.54	$15.00	2,599
	2006	$15.00	$16.82	9,871
	2007	$16.82	$18.27	21,812
	2008	$18.27	$10.93	29,464

Form V-4827	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$10.93	$16.97	29,218
	2010	$16.97	$17.98	34,692
Royce Capital Fund (Investment Class Shares):
Small Cap Portfolio	2003	$10.00	$13.96	5,319
	2004	$13.96	$17.21	20,713
	2005	$17.21	$18.44	38,922
	2006	$18.44	$21.02	51,615
	2007	$21.02	$20.30	53,523
	2008	$20.30	$14.58	52,198
	2009	$14.58	$19.45	51,043
	2010	$19.45	$23.13	49,738
Micro-Cap Portfolio	2003	$10.00	$14.69	2,557
	2004	$14.69	$16.50	18,662
	2005	$16.50	$18.17	15,176
	2006	$18.17	$21.70	18,221
	2007	$21.70	$22.26	22,078
	2008	$22.26	$12.46	23,912
	2009	$12.46	$19.43	22,688
	2010	$19.43	$24.92	17,214
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Growth Portfolio	2008	$10.00	$5.11	71
	2009	$5.11	$8.33	443
	2010	$8.33	$10.08	2,893
The Universal Institutional Funds, Inc. (Class I):
Morgan Stanley UIF U.S. Real Estate Portfolio	2001	$12.94	$14.02	838
	2002	$14.02	$13.72	1,125
	2003	$13.72	$18.62	2,019
	2004	$18.62	$25.06	11,818
	2005	$25.06	$28.94	18,414
	2006	$28.94	$39.42	27,066
	2007	$39.42	$32.26	25,998
	2008	$32.26	$19.76	26,438
	2009	$19.76	$25.03	17,574
	2010	$25.03	$32.10	14,897
Morgan Stanley UIF Core Plus Fixed Income	2003	$10.00	$10.06	113

Form V-4827	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2004	$10.06	$10.36	222
	2005	$10.36	$10.65	3,455
	2006	$10.65	$10.91	3,744
	2007	$10.91	$11.35	2,509
	2008	$11.35	$10.05	4,714
	2009	$10.05	$10.88	3,158
	2010	$10.88	$11.50	4,358
Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2001	$10.85	$7.41	15,952
	2002	$7.41	$4.57	19,814
	2003	$4.57	$6.05	30,930
	2004	$6.05	$7.11	37,974
	2005	$7.11	$7.69	26,623
	2006	$7.69	$8.70	27,206
	2007	$8.70	$10.50	10,237
	2008	$10.50	$5.76	5,706
	2009	$5.76	$7.98	3,462
	2010	$7.98	$10.67	3,462
VT Opportunity Fund	2001	$11.73	$11.15	5,945
	2002	$11.15	$8.05	19,817
	2003	$8.05	$10.88	25,178
	2004	$10.88	$12.69	21,788
	2005	$12.69	$13.51	22,078
	2006	$13.51	$14.96	19,785
	2007	$14.96	$15.74	2,297
	2008	$15.74	$9.30	1,321
	2009	$9.30	$13.56	1,105
	2010	$13.56	$16.55	1,021

Form V-4827	38

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

Form V-4827	39

Ohio National Variable Account D

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Group Retirement Advantage VA

Statement of Additional Information

May 1, 2011

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D flexible purchase payment individual variable annuity contracts dated May 1, 2011. To get a free copy of the prospectus for VAD, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $29.6 billion and equity of approximately $1.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAD’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account D and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2010 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January  1, 2009. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2010	$114,333	None
2009	$144,311	None
2008	$180,848	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter. In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

3

ABOUT THIS REPORT
This report is a presentation of the Ohio National Variable Account D.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 45,191 Shares (Cost $1,006,652)	$891,175	$891,175
Money Market Subaccount 151,464 Shares (Cost $1,514,637)	1,514,637	1,514,637
Bond Subaccount 32,902 Shares (Cost $376,243)	434,640	434,640
Omni Subaccount 23,871 Shares (Cost $361,004)	383,841	383,841
International Subaccount 53,616 Shares (Cost $578,512)	654,118	654,118
Capital Appreciation Subaccount 42,902 Shares (Cost $675,757)	873,909	873,909
Millennium Subaccount 22,438 Shares (Cost $430,994)	486,687	486,687
International Small-Mid Company Subaccount 22,376 Shares (Cost $434,472)	520,022	520,022
Aggressive Growth Subaccount 30,551 Shares (Cost $213,686)	249,599	249,599
Small Cap Growth Subaccount 14,093 Shares (Cost $133,034)	181,239	181,239
Mid Cap Opportunity Subaccount 42,664 Shares (Cost $645,323)	786,298	786,298
S&P 500 Index Subaccount 118,413 Shares (Cost $1,458,338)	1,564,234	1,564,234
Strategic Value Subaccount 26,190 Shares (Cost $251,877)	245,137	245,137
High Income Bond Subaccount 38,459 Shares (Cost $364,537)	473,430	473,430
Capital Growth Subaccount 9,461 Shares (Cost $177,601)	261,878	261,878
Nasdaq-100 Index Subaccount 37,161 Shares (Cost $154,368)	211,446	211,446
Bristol Subaccount 3,578 Shares (Cost $40,223)	44,759	44,759
Bryton Growth Subaccount 19,317 Shares (Cost $193,962)	262,131	262,131
U.S. Equity Subaccount 246 Shares (Cost $2,570)	2,512	2,512
Balanced Subaccount 4,398 Shares (Cost $53,813)	60,996	60,996
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Ohio National Fund Inc.: (continued)
Income Opportunity Subaccount 30 Shares (Cost $341)	$361	$361
Target VIP Subaccount 112 Shares (Cost $909)	1,024	1,024
Target Equity/Income Subaccount 142 Shares (Cost $1,099)	1,219	1,219
Bristol Growth Subaccount 254 Shares (Cost $2,157)	2,501	2,501
Dow Target 10 Portfolios:
First Quarter Subaccount 13 Shares (Cost $141)	134	134
Second Quarter Subaccount 10 Shares (Cost $108)	110	110
Third Quarter Subaccount 7 Shares (Cost $74)	69	69
Fourth Quarter Subaccount 13 Shares (Cost $135)	144	144
Janus Investment Fund Trust — Class S:
Janus Subaccount 10,958 Shares (Cost $228,597)	319,108	319,108
Worldwide Subaccount 3,911 Shares (Cost $130,754)	184,681	184,681
Balanced Subaccount 21,157 Shares (Cost $454,769)	530,819	530,819
Overseas Subaccount 9,193 Shares (Cost $323,269)	464,630	464,630
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 918 Shares (Cost $17,049)	16,904	16,904
Discovery Subaccount 1,736 Shares (Cost $23,841)	36,935	36,935
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount (a) 60,505 Shares (Cost $550,727)	619,572	619,572
Structured U.S. Equity Subaccount 3,700 Shares (Cost $39,556)	39,114	39,114
Strategic Growth Subaccount (a) 7,655 Shares (Cost $79,039)	91,932	91,932
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF) (b):
U.S. Real Estate Subaccount 37,036 Shares (Cost $568,384)	$478,132	$478,132
Core Plus Fixed Income Subaccount 5,005 Shares (Cost $51,473)	50,098	50,098
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount 48,227 Shares (Cost $888,950)	1,125,127	1,125,127
U.S. Small-Mid Cap Equity Subaccount 63,609 Shares (Cost $741,834)	702,245	702,245
U.S. Strategic Equity Subaccount 2,931 Shares (Cost $23,771)	26,910	26,910
International Equity Subaccount 4,780 Shares (Cost $47,651)	49,143	49,143
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 52,530 Shares (Cost $1,413,195)	1,687,774	1,687,774
VIP Contrafund Subaccount 78,816 Shares (Cost $1,767,944)	1,851,394	1,851,394
VIP Growth Subaccount 12,052 Shares (Cost $373,009)	442,565	442,565
VIP Equity-Income Subaccount 18,815 Shares (Cost $370,134)	352,783	352,783
VIP Real Estate Subaccount 627 Shares (Cost $8,358)	8,732	8,732
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 5,189 Shares (Cost $68,778)	92,044	92,044
Investors Growth Stock Subaccount 22,354 Shares (Cost $205,463)	240,525	240,525
Mid Cap Growth Subaccount 18,624 Shares (Cost $111,387)	108,764	108,764
Total Return Subaccount 29,940 Shares (Cost $558,356)	553,300	553,300
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount 11,937 Shares (Cost $119,147)	178,452	178,452
Mid Cap Value Subaccount 65,533 Shares (Cost $322,607)	445,627	445,627
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 76,656 Shares (Cost $953,885)	$1,007,258	$1,007,258
Total Return Subaccount 99,526 Shares (Cost $1,076,551)	1,102,752	1,102,752
Global Bond Subaccount 58,963 Shares (Cost $773,412)	795,412	795,412
CommodityRealReturn Strategy Subaccount 360 Shares (Cost $2,862)	3,243	3,243
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (a) 2,476 Shares (Cost $39,523)	47,917	47,917
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 437 Shares (Cost $13,759)	15,387	15,387
Royce Capital Fund — Investment Class:
Small-Cap Subaccount 110,108 Shares (Cost $954,163)	1,150,626	1,150,626
Micro-Cap Subaccount 35,218 Shares (Cost $340,247)	428,958	428,958
The Prudential Series Fund, Inc. — Class II:
Jennison Subaccount 1,862 Shares (Cost $36,430)	42,654	42,654
Jennison 20/20 Focus Subaccount 40,734 Shares (Cost $519,643)	623,633	623,633
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount (a) 636 Shares (Cost $11,097)	12,513	12,513
Legg Mason ClearBridge Variable Large Cap Value Subaccount (a) 3,264 Shares (Cost $41,414)	43,086	43,086
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 35,313 Shares (Cost $434,290)	504,626	504,626
Franklin Flex Cap Growth Securities Subaccount 3,966 Shares (Cost $43,569)	50,372	50,372
Franklin Income Securities Subaccount 40,673 Shares (Cost $565,997)	602,781	602,781
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF) (b):
Capital Growth Subaccount 1,431 Shares (Cost $24,104)	29,171	29,171
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount 2,892 Shares (Cost $22,177)	26,342	26,342
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in
	Investments,	accumulation period
	at fair value	(note 6)
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 1,060 Shares (Cost $12,701)	$17,581	$17,581
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 3,135 Shares (Cost $31,813)	34,700	34,700
Ibbotson Income & Growth ETF Asset Allocation Subaccount 3,126 Shares (Cost $28,897)	33,263	33,263
Ibbotson Balanced ETF Asset Allocation Subaccount 22,751 Shares (Cost $204,406)	231,383	231,383
Ibbotson Growth ETF Asset Allocation Subaccount 7,320 Shares (Cost $55,108)	70,634	70,634
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 3,127 Shares (Cost $24,374)	28,953	28,953
Janus Aspen Series — Service Shares:
Janus Subaccount 1,282 Shares (Cost $26,744)	30,811	30,811
Worldwide Subaccount 2,001 Shares (Cost $47,018)	59,629	59,629
Balanced Subaccount 8,787 Shares (Cost $235,619)	258,503	258,503
Overseas Subaccount 13,916 Shares (Cost $604,191)	779,843	779,843
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 22,299 Shares (Cost $202,115)	221,021	221,021
VIP Global Natural Resources Subaccount 1,873 Shares (Cost $10,927)	12,601	12,601
VIP Science and Technology Subaccount 3,452 Shares (Cost $54,040)	57,745	57,745

Totals	$29,128,958	$29,128,958

(a)	Name change was effective April 30, 2010:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental Value
Legg Mason ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Investors
Large Cap Value Subaccount formerly known as Growth and Income
Strategic Growth Subaccount formerly known as Capital Growth
VP SRI Equity Subaccount formerly known as Social Equity

(b)	Name change was effective May 1, 2010:
The Universal Institutional Funds, Inc. (Morgan Stanley UIF) formerly known as Van Kampen Universal Institutional Funds
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$1,736	$0	$0	$5,573	$0	$1,902	$0	$0
Risk and administrative expense (note 2)	(11,510)	(22,017)	(5,758)	(4,868)	(9,247)	(10,747)	(7,327)	(6,028)

Net investment activity	(9,774)	(22,017)	(5,758)	705	(9,247)	(8,845)	(7,327)	(6,028)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(36,050)	(27)	16,333	(1,380)	(13,990)	20,987	(26,907)	1,250
Unrealized gain (loss)	100,864	0	16,395	41,739	112,875	108,897	129,693	85,871

Net gain (loss) on investments	64,814	(27)	32,728	40,359	98,885	129,884	102,786	87,121

Net increase (decrease) in contract owners’ equity from operations	$55,040	$(22,044)	$26,970	$41,064	$89,638	$121,039	$95,459	$81,093

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$0	$0	$19,888	$7,476	$0	$0	$663
Risk and administrative expense (note 2)	(3,036)	(2,043)	(9,710)	(20,677)	(2,973)	(6,500)	(2,909)	(2,821)

Net investment activity	(3,036)	(2,043)	(9,710)	(789)	4,503	(6,500)	(2,909)	(2,158)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,884	7,392	16,705	1,767	(3,229)	32,042	11,072	13,996
Unrealized gain (loss)	19,887	35,987	119,788	199,406	22,280	31,136	61,509	24,659

Net gain (loss) on investments	22,771	43,379	136,493	201,173	19,051	63,178	72,581	38,655

Net increase (decrease) in contract owners’ equity from operations	$19,735	$41,336	$126,783	$200,384	$23,554	$56,678	$69,672	$36,497

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
							Target
		Bryton			Income	Target	Equity/	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$227	$0	$17	$1,175	$0	$11	$14	$7
Risk and administrative expense (note 2)	(497)	(3,027)	(32)	(589)	(3)	(6)	(6)	(19)

Net investment activity	(270)	(3,027)	(15)	586	(3)	5	8	(12)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(73)	14,001	(238)	367	11	1	0	1
Unrealized gain (loss)	4,784	34,326	433	2,393	9	114	109	255

Net gain (loss) on investments	4,711	48,327	195	2,760	20	115	109	256

Net increase (decrease) in contract owners’ equity from operations	$4,441	$45,300	$180	$3,346	$17	$120	$117	$244

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(3)	(2)	(1)	(3)	0	0	0	(1)

Net investment activity	(3)	(2)	(1)	(3)	0	0	0	(1)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(6)	(1)	(12)	2	(15)	(9)	(35)	(17)
Unrealized gain (loss)	32	27	34	34	17	10	40	22

Net gain (loss) on investments	26	26	22	36	2	1	5	5

Net increase (decrease) in contract owners’ equity from operations	$23	$24	$21	$33	$2	$1	$5	$4

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Janus Investment Fund Trust — Class S				Wells Fargo Advantage Variable Trust Funds
	Janus	Worldwide	Balanced	Overseas	Opportunity	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$176	$209	$10,470	$0	$115	$0
Risk and administrative expense (note 2)	(3,992)	(2,321)	(7,227)	(5,947)	(207)	(412)

Net investment activity	(3,816)	(2,112)	3,243	(5,947)	(92)	(412)

Reinvested capital gains	0	0	15,899	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,733	3,380	18,181	14,055	(243)	91
Unrealized gain (loss)	26,866	23,086	(6,496)	63,628	3,451	9,639

Net gain (loss) on investments	31,599	26,466	11,685	77,683	3,208	9,730

Net increase (decrease) in contract owners’ equity from operations	$27,783	$24,354	$30,827	$71,736	$3,116	$9,318

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

				The Universal Institutional Funds, Inc. —
	Goldman Sachs Variable Insurance			Class I		Lazard Retirement Series, Inc. —
	Trust — Institutional Shares			(Morgan Stanley UIF)		Service Shares
					Core Plus	Emerging	U.S.
	Large Cap	Structured	Strategic	U.S.	Fixed	Markets	Small-Mid
	Value	U.S. Equity	Growth	Real Estate	Income	Equity	Cap Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$4,696	$650	$373	$10,857	$2,460	$12,277	$1,873
Risk and administrative expense (note 2)	(7,378)	(627)	(1,221)	(6,480)	(577)	(14,270)	(8,048)

Net investment activity	(2,682)	23	(848)	4,377	1,883	(1,993)	(6,175)

Reinvested capital gains	0	0	0	0	0	0	53,172

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,596	(1,519)	1,769	(47,736)	(155)	38,856	(8,468)
Unrealized gain (loss)	52,164	6,654	6,638	159,032	520	171,088	88,770

Net gain (loss) on investments	56,760	5,135	8,407	111,296	365	209,944	80,302

Net increase (decrease) in contract owners’ equity from operations	$54,078	$5,158	$7,559	$115,673	$2,248	$207,951	$127,299

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Lazard Retirement Series, Inc. —		Fidelity Variable Insurance Products Fund —
	Service Shares		Service Class 2
	U.S.
	Strategic	International	VIP	VIP	VIP	VIP Equity-	VIP Real
	Equity	Equity	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$165	$619	$1,842	$17,041	$119	$5,230	$86
Risk and administrative expense (note 2)	(301)	(649)	(20,587)	(21,599)	(4,829)	(3,977)	(19)

Net investment activity	(136)	(30)	(18,745)	(4,558)	(4,710)	1,253	67

Reinvested capital gains	0	0	5,000	777	1,286	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	135	(454)	22,625	(22,612)	(1,512)	(11,078)	1
Unrealized gain (loss)	2,655	3,668	363,421	272,502	81,752	49,586	374

Net gain (loss) on investments	2,790	3,214	386,046	249,890	80,240	38,508	375

Net increase (decrease) in contract owners’ equity from operations	$2,654	$3,184	$372,301	$246,109	$76,816	$39,761	$442

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

					J.P. Morgan Insurance
	MFS Variable Insurance Trust — Service Class				Trust — Class I
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$567	$0	$12,564	$0	$4,771
Risk and administrative expense (note 2)	(1,032)	(2,808)	(1,138)	(6,861)	(2,252)	(5,535)

Net investment activity	(1,032)	(2,241)	(1,138)	5,703	(2,252)	(764)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,844	992	(276)	(3,247)	12,293	25,683
Unrealized gain (loss)	23,475	24,983	23,585	39,133	27,227	58,163

Net gain (loss) on investments	25,319	25,975	23,309	35,886	39,520	83,846

Net increase (decrease) in contract owners’ equity from operations	$24,287	$23,734	$22,171	$41,589	$37,268	$83,082

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

						Dreyfus
						Variable
					Calvert	Investment
	PIMCO Variable Insurance Trust —				Variable	Fund — Service
	Administrative Shares				Series, Inc.	Shares
				Commodity
	Real	Total	Global	RealReturn	VP SRI
	Return	Return	Bond	Strategy	Equity	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$14,589	$24,733	$17,406	$304	$25	$259
Risk and administrative expense (note 2)	(13,553)	(13,720)	(8,565)	(19)	(627)	(196)

Net investment activity	1,036	11,013	8,841	285	(602)	63

Reinvested capital gains	9,101	31,984	18,355	51	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,317	8,523	1,998	1	457	185
Unrealized gain (loss)	41,117	11,639	29,323	381	6,435	1,718

Net gain (loss) on investments	52,434	20,162	31,321	382	6,892	1,903

Net increase (decrease) in contract owners’ equity from operations	$62,571	$63,159	$58,517	$718	$6,290	$1,966

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

					Legg Mason Partners
	Royce Capital Fund —		The Prudential Series		Variable Equity Trust —
	Investment Class		Fund, Inc. — Class II		Class I
					Legg Mason
					ClearBridge	Legg Mason
					Variable	ClearBridge
				Jennison	Fundamental	Variable Large
	Small-Cap	Micro-Cap	Jennison	20/20 Focus	All Cap Value	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$1,234	$6,923	$6	$0	$187	$1,158
Risk and administrative expense (note 2)	(13,983)	(5,873)	(496)	(7,142)	(90)	(499)

Net investment activity	(12,749)	1,050	(490)	(7,142)	97	659

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,860	22,408	246	9,016	111	1
Unrealized gain (loss)	182,744	87,710	4,235	37,047	1,477	2,446

Net gain (loss) on investments	200,604	110,118	4,481	46,063	1,588	2,447

Net increase (decrease) in contract owners’ equity from operations	$187,855	$111,168	$3,991	$38,921	$1,685	$3,106

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

						AIM Variable	Berman
	Franklin Templeton			The Universal Institutional		Insurance Funds	Advisers
	Variable Insurance			Funds, Inc. — Class II		(Invesco Variable	Management
	Products Trust — Class 2			(Morgan Stanley UIF)		Insurance Funds)	Trust — S Class
						Invesco Van
				International		Kampen V.I.
	Templeton	Franklin Flex	Franklin	Growth		Intl. Growth
	Foreign	Cap Growth	Income	Equity	Capital	Equity Series II	AMT
	Securities	Securities	Securities	Subaccount	Growth	Subaccount	Regency
	Subaccount	Subaccount	Subaccount	(note 4)	Subaccount	(note 4)	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$8,300	$0	$34,603	$211	$0	$0	$39
Risk and administrative expense (note 2)	(6,082)	(404)	(7,055)	(43)	(209)	(158)	(143)

Net investment activity	2,218	(404)	27,548	168	(209)	(158)	(104)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,252	95	928	(650)	28	17	42
Unrealized gain (loss)	12,375	6,363	29,388	(737)	4,408	4,165	2,560

Net gain (loss) on investments	27,627	6,458	30,316	(1,387)	4,436	4,182	2,602

Net increase (decrease) in contract owners’
equity from operations	$29,845	$6,054	$57,864	$(1,219)	$4,227	$4,024	$2,498

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

	Financial Investors Variable Insurance Trust — Class II
		Ibbotson			Ibbotson
	Ibbotson	Income &	Ibbotson	Ibbotson	Aggressive
	Conservative	Growth	Balanced	Growth	Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation	Allocation	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$466	$159	$1,484	$461	$77
Risk and administrative expense (note 2)	(1,133)	(1,117)	(3,412)	(2,085)	(385)

Net investment activity	(667)	(958)	(1,928)	(1,624)	(308)

Reinvested capital gains	31	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,469	9,130	14,049	25,351	2,106
Unrealized gain (loss)	(1,904)	(3,089)	14,517	(8,953)	2,219

Net gain (loss) on investments	4,565	6,041	28,566	16,398	4,325

Net increase (decrease) in contract owners’ equity from operations	$3,929	$5,083	$26,638	$14,774	$4,017

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2010

					Ivy Funds Variable Insurance
	Janus Aspen Series — Service Shares				Portfolios, Inc.
						VIP Global	VIP
					VIP Asset	Natural	Science and
	Janus	Worldwide	Balanced	Overseas	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$87	$384	$5,803	$3,590	$1,631	$0	$0	$249,968
Risk and administrative expense (note 2)	(274)	(945)	(2,962)	(8,929)	(2,061)	(114)	(260)	(365,188)

Net investment activity	(187)	(561)	2,841	(5,339)	(430)	(114)	(260)	(115,220)

Reinvested capital gains	0	0	0	0	0	0	508	136,164

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	66	3,662	5,133	30,645	490	(6)	0	293,686
Unrealized gain (loss)	2,916	2,579	6,885	126,442	18,906	1,674	3,705	3,359,880

Net gain (loss) on investments	2,982	6,241	12,018	157,087	19,396	1,668	3,705	3,653,566

Net increase (decrease) in contract owners’ equity from operations	$2,795	$5,680	$14,859	$151,748	$18,966	$1,554	$3,953	$3,674,510

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,774)	$(9,306)	$(22,017)	$(35,242)	$(5,758)	$(6,091)	$705	$643
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(36,050)	(258,110)	(27)	32	16,333	8,806	(1,380)	(81,313)
Unrealized gain (loss)	100,864	529,059	0	0	16,395	79,257	41,739	194,960

Net increase (decrease) in contract owners’ equity from operations	55,040	261,643	(22,044)	(35,210)	26,970	81,972	41,064	114,290

Equity transactions:
Contract purchase payments	98,626	151,673	386,448	637,365	69,621	47,914	38,405	51,569
Transfers (to) and from other subaccounts	(171)	(68,721)	(1,044)	(104,641)	(32,813)	84,940	(374)	(21,254)
Transfers (to) and from fixed dollar contract	(4,575)	(15,995)	246,286	278,281	(5,593)	(9,447)	(201)	(14,391)
Withdrawals, surrenders and death benefit payments	(134,114)	(303,090)	(1,032,572)	(1,618,095)	(83,821)	(205,319)	(74,940)	(276,461)
Surrender charges (note 2)	(3)	(286)	(351)	(83)	(53)	(1)	0	0

Net equity transactions	(40,237)	(236,419)	(401,233)	(807,173)	(52,659)	(81,913)	(37,110)	(260,537)

Net change in contract owners’ equity	14,803	25,224	(423,277)	(842,383)	(25,689)	59	3,954	(146,247)
Contract owners’ equity:
Beginning of period	876,372	851,148	1,937,914	2,780,297	460,329	460,270	379,887	526,134

End of period	$891,175	$876,372	$1,514,637	$1,937,914	$434,640	$460,329	$383,841	$379,887

Change in units:
Beginning units	64,819	86,405	140,471	198,847	24,323	29,018	26,244	47,753

Units purchased	7,664	15,192	122,386	351,406	4,014	9,753	2,585	4,730
Units redeemed	(10,578)	(36,778)	(151,585)	(409,782)	(6,753)	(14,448)	(5,086)	(26,239)

Ending units	61,905	64,819	111,272	140,471	21,584	24,323	23,743	26,244

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,247)	$(11,651)	$(8,845)	$(990)	$(7,327)	$(7,959)	$(6,028)	$(6,512)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(13,990)	(52,651)	20,987	(29,545)	(26,907)	(68,085)	1,250	(104,158)
Unrealized gain (loss)	112,875	344,915	108,897	269,419	129,693	176,649	85,871	283,986

Net increase (decrease) in contract owners’ equity from operations	89,638	280,613	121,039	238,884	95,459	100,605	81,093	173,316

Equity transactions:
Contract purchase payments	63,806	68,012	80,896	103,561	51,989	73,444	62,569	73,296
Transfers (to) and from other subaccounts	(17,138)	(56,400)	(3,987)	(34,970)	2,635	(36,620)	(18,776)	(86,650)
Transfers (to) and from fixed dollar contract	9,942	(7,909)	(300)	(29,830)	(183)	(9,442)	6,860	(15,947)
Withdrawals, surrenders and death benefit payments	(508,489)	(87,264)	(104,742)	(176,231)	(325,571)	(101,310)	(71,774)	(213,425)
Surrender charges (note 2)	0	(414)	(3)	(28)	0	(41)	0	(1,191)

Net equity transactions	(451,879)	(83,975)	(28,136)	(137,498)	(271,130)	(73,969)	(21,121)	(243,917)

Net change in contract owners’ equity	(362,241)	196,638	92,903	101,386	(175,671)	26,636	59,972	(70,601)
Contract owners’ equity:
Beginning of period	1,016,359	819,721	781,006	679,620	662,358	635,722	460,050	530,651

End of period	$654,118	$1,016,359	$873,909	$781,006	$486,687	$662,358	$520,022	$460,050

Change in units:
Beginning units	77,331	85,064	28,460	34,903	30,363	34,747	17,948	29,833

Units purchased	6,227	6,865	2,936	5,863	2,722	4,427	3,172	4,609
Units redeemed	(40,353)	(14,598)	(3,808)	(12,306)	(14,894)	(8,811)	(3,947)	(16,494)

Ending units	43,205	77,331	27,588	28,460	18,191	30,363	17,173	17,948

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,036)	$(2,728)	$(2,043)	$(1,499)	$(9,710)	$(8,170)	$(789)	$372
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,884	(9,368)	7,392	(7,732)	16,705	(59,273)	1,767	(155,073)
Unrealized gain (loss)	19,887	81,505	35,987	54,657	119,788	265,995	199,406	489,245

Net increase (decrease) in contract owners’ equity from operations	19,735	69,409	41,336	45,426	126,783	198,552	200,384	334,544

Equity transactions:
Contract purchase payments	35,436	25,149	41,275	24,512	76,947	86,923	136,029	196,576
Transfers (to) and from other subaccounts	(6,698)	(12,566)	2,809	(820)	4,525	82,307	13,924	(96,405)
Transfers (to) and from fixed dollar contract	0	(2,829)	414	(1,191)	(420)	(14,955)	(3,838)	(7,619)
Withdrawals, surrenders and death benefit payments	(24,111)	(43,003)	(39,570)	(28,914)	(186,530)	(191,251)	(461,708)	(414,817)
Surrender charges (note 2)	0	0	0	(12)	0	0	0	(745)

Net equity transactions	4,627	(33,249)	4,928	(6,425)	(105,478)	(36,976)	(315,593)	(323,010)

Net change in contract owners’ equity	24,362	36,160	46,264	39,001	21,305	161,576	(115,209)	11,534
Contract owners’ equity:
Beginning of period	225,237	189,077	134,975	95,974	764,993	603,417	1,679,443	1,667,909

End of period	$249,599	$225,237	$181,239	$134,975	$786,298	$764,993	$1,564,234	$1,679,443

Change in units:
Beginning units	26,216	30,967	10,650	11,265	39,970	43,739	108,949	134,333

Units purchased	4,094	3,814	3,263	3,746	4,202	12,582	10,106	16,187
Units redeemed	(3,533)	(8,565)	(2,767)	(4,361)	(9,357)	(16,351)	(29,200)	(41,571)

Ending units	26,777	26,216	11,146	10,650	34,815	39,970	89,855	108,949

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,503	$3,471	$(6,500)	$(5,454)	$(2,909)	$(2,543)	$(2,158)	$(2,324)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(3,229)	(28,447)	32,042	(1,432)	11,072	(7,162)	13,996	190
Unrealized gain (loss)	22,280	37,909	31,136	162,645	61,509	67,013	24,659	74,615

Net increase (decrease) in contract owners’ equity from operations	23,554	12,933	56,678	155,759	69,672	57,308	36,497	72,481

Equity transactions:
Contract purchase payments	52,611	65,544	72,728	86,001	25,491	27,546	27,657	24,164
Transfers (to) and from other subaccounts	(11,283)	(6,738)	(25,658)	(28,197)	2,165	(5,249)	(10,235)	5,403
Transfers (to) and from fixed dollar contract	0	(2,950)	3,069	(8,855)	0	10,980	0	(570)
Withdrawals, surrenders and death benefit payments	(27,962)	(51,002)	(98,128)	(93,319)	(62,271)	(40,889)	(45,216)	(39,211)
Surrender charges (note 2)	0	0	0	(53)	(87)	(6)	0	(186)

Net equity transactions	13,366	4,854	(47,989)	(44,423)	(34,702)	(7,618)	(27,794)	(10,400)

Net change in contract owners’ equity	36,920	17,787	8,689	111,336	34,970	49,690	8,703	62,081
Contract owners’ equity:
Beginning of period	208,217	190,430	464,741	353,405	226,908	177,218	202,743	140,662

End of period	$245,137	$208,217	$473,430	$464,741	$261,878	$226,908	$211,446	$202,743

Change in units:
Beginning units	23,888	24,040	28,863	32,320	25,237	26,307	48,297	50,816

Units purchased	5,970	8,763	6,270	20,088	2,967	5,492	6,212	12,686
Units redeemed	(4,405)	(8,915)	(9,013)	(23,545)	(6,566)	(6,562)	(11,748)	(15,205)

Ending units	25,453	23,888	26,120	28,863	21,638	25,237	42,761	48,297

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(270)	$(238)	$(3,027)	$(2,357)	$(15)	$(57)	$586	$443
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(73)	(1,298)	14,001	11,591	(238)	(4,275)	367	(369)
Unrealized gain (loss)	4,784	11,741	34,326	57,581	433	5,019	2,393	5,404

Net increase (decrease) in contract owners’ equity from operations	4,441	10,205	45,300	66,815	180	687	3,346	5,478

Equity transactions:
Contract purchase payments	9,789	8,451	45,132	53,665	787	2,564	23,241	11,833
Transfers (to) and from other subaccounts	0	0	(59,407)	131,975	0	(4,822)	0	7,990
Transfers (to) and from fixed dollar contract	0	22	2,817	2,274	0	24	0	24
Withdrawals, surrenders and death benefit payments	(4,684)	(11,266)	(7,032)	(82,487)	(982)	(4,280)	(2,001)	(5,355)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	5,105	(2,793)	(18,490)	105,427	(195)	(6,514)	21,240	14,492

Net change in contract owners’ equity	9,546	7,412	26,810	172,242	(15)	(5,827)	24,586	19,970
Contract owners’ equity:
Beginning of period	35,213	27,801	235,321	63,079	2,527	8,354	36,410	16,440

End of period	$44,759	$35,213	$262,131	$235,321	$2,512	$2,527	$60,996	$36,410

Change in units:
Beginning units	3,026	3,201	23,681	8,501	313	1,191	3,100	1,725

Units purchased	827	882	9,443	29,364	97	424	1,947	2,106
Units redeemed	(407)	(1,057)	(11,571)	(14,184)	(129)	(1,302)	(164)	(731)

Ending units	3,446	3,026	21,553	23,681	281	313	4,883	3,100

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP	Target Equity/Income		Bristol Growth
	Subaccount		Subaccount	Subaccount		Subaccount
	2010	2009	2010	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3)	$(1)	$5	$8	$1	$(12)	$(5)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	11	1	1	0	(1)	1	38
Unrealized gain (loss)	9	11	114	109	20	255	106

Net increase (decrease) in contract owners’ equity from operations	17	11	120	117	20	244	139

Equity transactions:
Contract purchase payments	441	250	904	358	53	1,647	600
Transfers (to) and from other subaccounts	(214)	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	622	0	0	0
Withdrawals, surrenders and death benefit payments	(144)	0	0	0	0	0	(257)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	83	250	904	980	53	1,647	343

Net change in contract owners’ equity	100	261	1,024	1,097	73	1,891	482
Contract owners’ equity:
Beginning of period	261	0	0	122	49	610	128

End of period	$361	$261	$1,024	$1,219	$122	$2,501	$610

Change in units:
Beginning units	26	0	0	21	9	74	22

Units purchased	43	26	139	150	12	197	88
Units redeemed	(35)	0	0	0	0	0	(36)

Ending units	34	26	139	171	21	271	74

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3)	$(24)	$(2)	$(16)	$(1)	$(16)	$(3)	$(21)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(6)	(1,989)	(1)	(1,542)	(12)	(1,546)	2	(1,277)
Unrealized gain (loss)	32	1,626	27	1,323	34	1,140	34	929

Net increase (decrease) in contract owners’ equity from operations	23	(387)	24	(235)	21	(422)	33	(369)

Equity transactions:
Contract purchase payments	0	126	0	6	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(50)	(3,206)	(43)	(2,247)	(78)	(2,142)	(88)	(2,660)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(50)	(3,080)	(43)	(2,241)	(78)	(2,142)	(88)	(2,660)

Net change in contract owners’ equity	(27)	(3,467)	(19)	(2,476)	(57)	(2,564)	(55)	(3,029)
Contract owners’ equity:
Beginning of period	161	3,628	129	2,605	126	2,690	199	3,228

End of period	$134	$161	$110	$129	$69	$126	$144	$199

Change in units:
Beginning units	18	467	12	309	13	299	18	325

Units purchased	0	17	0	1	0	0	0	0
Units redeemed	(5)	(466)	(3)	(298)	(7)	(286)	(7)	(307)

Ending units	13	18	9	12	6	13	11	18

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$0	$0	$0	$0	$0	$0	$(1)	$(1)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(15)	(2)	(9)	(1)	(35)	(34)	(17)	(19)
Unrealized gain (loss)	17	9	10	6	40	20	22	16

Net increase (decrease) in contract owners’ equity from operations	2	7	1	5	5	(14)	4	(4)

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(53)	(1)	(28)	(1)	(41)	(20)	(63)	(21)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(53)	(1)	(28)	(1)	(41)	(20)	(63)	(21)

Net change in contract owners’ equity	(51)	6	(27)	4	(36)	(34)	(59)	(25)
Contract owners’ equity:
Beginning of period	51	45	27	23	36	70	59	84

End of period	$0	$51	$0	$27	$0	$36	$0	$59

Change in units:
Beginning units	5	5	3	3	7	11	5	8

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(5)	0	(3)	0	(7)	(4)	(5)	(3)

Ending units	0	5	0	3	0	7	0	5

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Adviser Series - Class S (note 4)
	Large Cap			International
	Growth	Worldwide	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,028)	$12,230	$3,112	$(3,252)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(85,774)	(84,890)	(125,833)	(241,106)
Unrealized gain (loss)	118,817	107,625	171,630	499,341

Net increase (decrease) in contract owners’ equity from operations	31,015	34,965	48,909	254,983

Equity transactions:
Contract purchase payments	19,560	10,844	41,324	85,979
Transfers (to) and from other subaccounts	(389,021)	(220,216)	(861,484)	(998,685)
Transfers (to) and from fixed dollar contract	0	(400)	5,333	(15,128)
Withdrawals, surrenders and death benefit payments	(24,476)	(46,446)	(139,182)	(28,716)
Surrender charges (note 2)	(105)	0	0	0

Net equity transactions	(394,042)	(256,218)	(954,009)	(956,550)

Net change in contract owners’ equity	(363,027)	(221,253)	(905,100)	(701,567)
Contract owners’ equity:
Beginning of period	363,027	221,253	905,100	701,567

End of period	$0	$0	$0	$0

Change in units:
Beginning units	67,061	39,451	77,570	45,111

Units purchased	3,911	2,082	10,188	8,463
Units redeemed	(70,972)	(41,533)	(87,758)	(53,574)

Ending units	0	0	0	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Investment Fund Trust - Class S (note 4)
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,816)	$(2,129)	$(2,112)	$(679)	$3,243	$(128)	$(5,947)	$(2,493)
Reinvested capital gains	0	0	0	0	15,899	0	0	0
Realized gain (loss)	4,733	9,846	3,380	3,583	18,181	8,200	14,055	54,494
Unrealized gain (loss)	26,866	63,645	23,086	30,841	(6,496)	82,545	63,628	77,733

Net increase (decrease) in contract owners’ equity from operations	27,783	71,362	24,354	33,745	30,827	90,617	71,736	129,734

Equity transactions:
Contract purchase payments	0	0	0	0	(145)	0	(67)	0
Transfers (to) and from other subaccounts	0	329,872	(306)	175,093	(28,217)	654,995	(20,983)	401,362
Transfers (to) and from fixed dollar contract	0	(12,330)	(2,790)	(5,019)	(58)	(27,602)	(2,814)	(1,412)
Withdrawals, surrenders and death benefit payments	(17,943)	(79,636)	(13,733)	(26,608)	(99,527)	(90,037)	(34,092)	(78,733)
Surrender charges (note 2)	0	0	0	(55)	(11)	(23)	(72)	(29)

Net equity transactions	(17,943)	237,906	(16,829)	143,411	(127,958)	537,333	(58,028)	321,188

Net change in contract owners’ equity	9,840	309,268	7,525	177,156	(97,131)	627,950	13,708	450,922
Contract owners’ equity:
Beginning of period	309,268	0	177,156	0	627,950	0	450,922	0

End of period	$319,108	$309,268	$184,681	$177,156	$530,819	$627,950	$464,630	$450,922

Change in units:
Beginning units	42,224	0	21,605	0	44,290	0	17,308	0

Units purchased	0	57,115	0	26,603	0	54,225	0	27,051
Units redeemed	(2,428)	(14,891)	(2,068)	(4,998)	(8,996)	(9,935)	(2,116)	(9,743)

Ending units	39,796	42,224	19,537	21,605	35,294	44,290	15,192	17,308

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Wells Fargo Advantage Variable Trust Funds
			Small
	Opportunity		Cap Value	Discovery
	Subaccount		Subaccount	Subaccount
	2010	2009	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(92)	$(185)	$(2)	$(412)	$(447)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	(243)	(1,753)	(359)	91	2,179
Unrealized gain (loss)	3,451	7,296	387	9,639	9,164

Net increase (decrease) in contract owners’ equity from operations	3,116	5,358	26	9,318	10,896

Equity transactions:
Contract purchase payments	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(1,191)	(2,660)	(303)	0	(16,154)
Surrender charges (note 2)	0	0	0	0	0

Net equity transactions	(1,191)	(2,660)	(303)	0	(16,154)

Net change in contract owners’ equity	1,925	2,698	(277)	9,318	(5,258)
Contract owners’ equity:
Beginning of period	14,979	12,281	277	27,617	32,875

End of period	$16,904	$14,979	$0	$36,935	$27,617

Change in units:
Beginning units	1,105	1,321	29	3,462	5,706

Units purchased	0	0	0	0	0
Units redeemed	(84)	(216)	(29)	0	(2,244)

Ending units	1,021	1,105	0	3,462	3,462

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Goldman Sachs Variable Insurance
	Trust — Institutional Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,682)	$3,428	$23	$324	$(848)	$(678)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	4,596	(29,773)	(1,519)	(6,965)	1,769	(4,278)
Unrealized gain (loss)	52,164	100,909	6,654	13,307	6,638	35,025

Net increase (decrease) in contract owners’ equity from operations	54,078	74,564	5,158	6,666	7,559	30,069

Equity transactions:
Contract purchase payments	91,126	90,354	13,671	11,258	13,284	12,684
Transfers (to) and from other subaccounts	(58,973)	236,847	(2,102)	(5,994)	(6,438)	5,985
Transfers (to) and from fixed dollar contract	2,193	12,480	0	0	0	0
Withdrawals, surrenders and death benefit payments	(23,985)	(74,579)	(23,138)	(7,757)	(21,643)	(17,024)
Surrender charges (note 2)	0	(6)	0	0	0	0

Net equity transactions	10,361	265,096	(11,569)	(2,493)	(14,797)	1,645

Net change in contract owners’ equity	64,439	339,660	(6,411)	4,173	(7,238)	31,714
Contract owners’ equity:
Beginning of period	555,133	215,473	45,525	41,352	99,170	67,456

End of period	$619,572	$555,133	$39,114	$45,525	$91,932	$99,170

Change in units:
Beginning units	53,317	24,160	5,709	6,198	11,920	11,820

Units purchased	12,851	48,543	1,671	1,691	1,612	3,404
Units redeemed	(11,932)	(19,386)	(2,975)	(2,180)	(3,419)	(3,304)

Ending units	54,236	53,317	4,405	5,709	10,113	11,920

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	The Universal Institutional Funds, Inc. —
	Class I (Morgan Stanley UIF)
			Core Plus
	U.S. Real Estate		Fixed Income
	Subaccount		Subaccount
	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,377	$6,628	$1,883	$2,184
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(47,736)	(279,734)	(155)	(1,490)
Unrealized gain (loss)	159,032	353,427	520	2,039

Net increase (decrease) in contract owners’ equity from operations	115,673	80,321	2,248	2,733

Equity transactions:
Contract purchase payments	43,928	56,404	18,606	7,705
Transfers (to) and from other subaccounts	(58,014)	(107,493)	0	(17,295)
Transfers (to) and from fixed dollar contract	0	(19,194)	0	(254)
Withdrawals, surrenders and death benefit payments	(63,313)	(92,262)	(5,102)	(5,929)
Surrender charges (note 2)	0	(426)	0	0

Net equity transactions	(77,399)	(162,971)	13,504	(15,773)

Net change in contract owners’ equity	38,274	(82,650)	15,752	(13,040)
Contract owners’ equity:
Beginning of period	439,858	522,508	34,346	47,386

End of period	$478,132	$439,858	$50,098	$34,346

Change in units:
Beginning units	17,574	26,438	3,158	4,714

Units purchased	1,911	3,305	1,653	743
Units redeemed	(4,588)	(12,169)	(453)	(2,299)

Ending units	14,897	17,574	4,358	3,158

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Lazard Retirement Series, Inc. — Service Shares
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,993)	$11,952	$(6,175)	$(5,833)	$(136)	$(113)	$(30)	$774
Reinvested capital gains	0	0	53,172	0	0	0	0	0
Realized gain (loss)	38,856	(132,261)	(8,468)	(37,603)	135	(3,244)	(454)	(1,639)
Unrealized gain (loss)	171,088	572,024	88,770	233,170	2,655	8,292	3,668	9,788

Net increase (decrease) in contract owners’ equity from operations	207,951	451,715	127,299	189,734	2,654	4,935	3,184	8,923

Equity transactions:
Contract purchase payments	129,147	127,359	39,471	42,441	5,197	8,625	20,042	22,476
Transfers (to) and from other subaccounts	(43,479)	(105,614)	7,749	(2,090)	0	2,372	(21,005)	11,646
Transfers (to) and from fixed dollar contract	6,894	(22,390)	2,500	282	0	187	0	700
Withdrawals, surrenders and death benefit payments	(189,453)	(258,854)	(48,779)	(23,069)	(4,296)	(10,930)	(8,514)	(9,125)
Surrender charges (note 2)	(28)	(1,547)	0	(42)	0	(25)	(25)	(28)

Net equity transactions	(96,919)	(261,046)	941	17,522	901	229	(9,502)	25,669

Net change in contract owners’ equity	111,032	190,669	128,240	207,256	3,555	5,164	(6,318)	34,592
Contract owners’ equity:
Beginning of period	1,014,095	823,426	574,005	366,749	23,355	18,191	55,461	20,869

End of period	$1,125,127	$1,014,095	$702,245	$574,005	$26,910	$23,355	$49,143	$55,461

Change in units:
Beginning units	32,506	44,234	30,778	29,625	2,436	2,375	4,931	2,224

Units purchased	4,995	9,852	2,520	4,220	530	3,036	1,818	3,822
Units redeemed	(7,710)	(21,580)	(2,453)	(3,067)	(445)	(2,975)	(2,599)	(1,115)

Ending units	29,791	32,506	30,845	30,778	2,521	2,436	4,150	4,931

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Fidelity Variable Insurance Products Fund — Service Class 2
									VIP Real
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,745)	$(10,307)	$(4,558)	$(2,992)	$(4,710)	$(3,241)	$1,253	$2,138	$67
Reinvested capital gains	5,000	6,458	777	381	1,286	240	0	0	0
Realized gain (loss)	22,625	(133,762)	(22,612)	(294,105)	(1,512)	(31,938)	(11,078)	(45,044)	1
Unrealized gain (loss)	363,421	515,555	272,502	716,642	81,752	103,553	49,586	109,687	374

Net increase (decrease) in contract owners’ equity from operations	372,301	377,944	246,109	419,926	76,816	68,614	39,761	66,781	442

Equity transactions:
Contract purchase payments	229,157	191,967	254,735	275,941	98,987	68,937	58,209	55,516	1,777
Transfers (to) and from other subaccounts	19,996	45,892	33,103	(228,474)	(1,051)	(5,492)	(9,041)	2,832	6,513
Transfers (to) and from fixed dollar contract	(4,514)	(831)	(5,013)	(21,356)	2,500	42	(3,739)	1,922	0
Withdrawals, surrenders and death benefit payments	(352,333)	(268,245)	(218,359)	(221,862)	(39,772)	(98,705)	(18,449)	(71,663)	0
Surrender charges (note 2)	(109)	(122)	(120)	(111)	(6)	(33)	(9)	(80)	0

Net equity transactions	(107,803)	(31,339)	64,346	(195,862)	60,658	(35,251)	26,971	(11,473)	8,290

Net change in contract owners’ equity	264,498	346,605	310,455	224,064	137,474	33,363	66,732	55,308	8,732
Contract owners’ equity:
Beginning of period	1,423,276	1,076,671	1,540,939	1,316,875	305,091	271,728	286,051	230,743	0

End of period	$1,687,774	$1,423,276	$1,851,394	$1,540,939	$442,565	$305,091	$352,783	$286,051	$8,732

Change in units:
Beginning units	74,559	77,773	136,276	155,665	54,183	60,931	26,257	27,143	0

Units purchased	14,574	18,879	26,916	46,808	19,339	16,525	6,653	7,879	642
Units redeemed	(19,438)	(22,093)	(21,274)	(66,197)	(9,210)	(23,273)	(4,351)	(8,765)	0

Ending units	69,695	74,559	141,918	136,276	64,312	54,183	28,559	26,257	642

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,032)	$(700)	$(2,241)	$(1,502)	$(1,138)	$(850)	$5,703	$9,452
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,844	(873)	992	(1,881)	(276)	(11,155)	(3,247)	(26,753)
Unrealized gain (loss)	23,475	26,985	24,983	59,431	23,585	33,234	39,133	82,873

Net increase (decrease) in contract owners’ equity from operations	24,287	25,412	23,734	56,048	22,171	21,229	41,589	65,572

Equity transactions:
Contract purchase payments	8,974	5,963	22,021	15,002	15,724	5,745	75,237	61,158
Transfers (to) and from other subaccounts	0	4,095	0	(6,382)	0	(4,498)	(16,160)	(39,954)
Transfers (to) and from fixed dollar contract	0	0	2,500	0	0	(1,787)	2,274	(1,687)
Withdrawals, surrenders and death benefit payments	(13,462)	(169)	(12,678)	(1,055)	(130)	(8,258)	(37,862)	(41,618)
Surrender charges (note 2)	0	0	0	0	0	0	0	(118)

Net equity transactions	(4,488)	9,889	11,843	7,565	15,594	(8,798)	23,489	(22,219)

Net change in contract owners’ equity	19,799	35,301	35,577	63,613	37,765	12,431	65,078	43,353
Contract owners’ equity:
Beginning of period	72,245	36,944	204,948	141,335	70,999	58,568	488,222	444,869

End of period	$92,044	$72,245	$240,525	$204,948	$108,764	$70,999	$553,300	$488,222

Change in units:
Beginning units	6,030	4,957	20,268	19,182	10,228	11,759	39,946	42,280

Units purchased	676	1,203	2,460	2,010	2,079	1,062	6,366	5,681
Units redeemed	(978)	(130)	(1,232)	(924)	(16)	(2,593)	(4,461)	(8,015)

Ending units	5,728	6,030	21,495	20,268	12,291	10,228	41,851	39,946

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	J.P. Morgan Series
	Trust II (note 4)		J.P. Morgan Insurance Trust — Class I (note 4)
	Small	Mid Cap
	Company	Value	Small Cap Core		Mid Cap Value
	Subaccount	Subaccount	Subaccount		Subaccount
	2009	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$253	$6,809	$(2,252)	$(976)	$(764)	$(3,365)
Reinvested capital gains	2,390	725	0	0	0	0
Realized gain (loss)	(86,320)	(120,407)	12,293	3,188	25,683	29,093
Unrealized gain (loss)	75,151	105,802	27,227	32,079	58,163	64,857

Net increase (decrease) in contract owners’ equity from operations	(8,526)	(7,071)	37,268	34,291	83,082	90,585

Equity transactions:
Contract purchase payments	9,037	37,914	39,785	18,561	77,435	48,858
Transfers (to) and from other subaccounts	(141,844)	(320,292)	(3,842)	126,965	(65,023)	313,403
Transfers (to) and from fixed dollar contract	0	(3,643)	0	0	0	(1,801)
Withdrawals, surrenders and death benefit payments	(775)	(9,555)	(43,013)	(31,563)	(57,989)	(42,896)
Surrender charges (note 2)	(28)	0	0	0	(15)	(12)

Net equity transactions	(133,610)	(295,576)	(7,070)	113,963	(45,592)	317,552

Net change in contract owners’ equity	(142,136)	(302,647)	30,198	148,254	37,490	408,137
Contract owners’ equity:
Beginning of period	142,136	302,647	148,254	0	408,137	0

End of period	$0	$0	$178,452	$148,254	$445,627	$408,137

Change in units:
Beginning units	13,511	21,965	11,652	0	23,710	0

Units purchased	1,001	3,529	2,906	15,999	4,360	32,145
Units redeemed	(14,512)	(25,494)	(3,377)	(4,347)	(6,817)	(8,435)

Ending units	0	0	11,181	11,652	21,253	23,710

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
							RealReturn
	Real Return		Total Return		Global Bond		Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,036	$14,816	$11,013	$27,719	$8,841	$8,535	$285
Reinvested capital gains	9,101	32,999	31,984	26,348	18,355	50,116	51
Realized gain (loss)	11,317	(10,837)	8,523	14,365	1,998	11,135	1
Unrealized gain (loss)	41,117	85,153	11,639	17,063	29,323	3,745	381

Net increase (decrease) in contract owners’ equity from operations	62,571	122,131	63,159	85,495	58,517	73,531	718

Equity transactions:
Contract purchase payments	133,227	207,407	174,304	220,388	101,977	106,613	225
Transfers (to) and from other subaccounts	51,733	23,065	81,960	159,476	111,804	42,563	2,300
Transfers (to) and from fixed dollar contract	5,529	5,802	12,989	20,930	2,965	12,278	0
Withdrawals, surrenders and death benefit payments	(145,896)	(142,912)	(75,310)	(123,736)	(25,833)	(63,985)	0
Surrender charges (note 2)	(7)	(1,624)	(42)	(42)	(4)	(82)	0

Net equity transactions	44,586	91,738	193,901	277,016	190,909	97,387	2,525

Net change in contract owners’ equity	107,157	213,869	257,060	362,511	249,426	170,918	3,243
Contract owners’ equity:
Beginning of period	900,101	686,232	845,692	483,181	545,986	375,068	0

End of period	$1,007,258	$900,101	$1,102,752	$845,692	$795,412	$545,986	$3,243

Change in units:
Beginning units	64,201	57,163	59,337	38,149	36,495	28,902	0

Units purchased	19,391	42,349	24,517	52,198	18,560	24,134	265
Units redeemed	(16,240)	(35,311)	(11,321)	(31,010)	(6,796)	(16,541)	0

Ending units	67,352	64,201	72,533	59,337	48,259	36,495	265

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund — Investment Class
	VP SRI Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(602)	$(540)	$63	$96	$(12,749)	$(10,265)	$1,050	$(4,815)
Reinvested capital gains	0	2,685	0	777	0	0	0	0
Realized gain (loss)	457	(1,070)	185	(1,754)	17,860	(97,330)	22,408	(64,032)
Unrealized gain (loss)	6,435	14,192	1,718	2,723	182,744	332,213	87,710	234,557

Net increase (decrease) in contract owners’ equity from operations	6,290	15,267	1,966	1,842	187,855	224,618	111,168	165,710

Equity transactions:
Contract purchase payments	6,429	8,389	4,104	2,614	155,826	151,917	77,780	82,392
Transfers (to) and from other subaccounts	0	6,082	88	(35)	(11,173)	96,451	(26,322)	(20,606)
Transfers (to) and from fixed dollar contract	0	0	0	0	3,049	(28,541)	(455)	(205)
Withdrawals, surrenders and death benefit payments	(10,513)	(38,108)	(3,060)	(1,348)	(177,866)	(212,654)	(174,093)	(84,132)
Surrender charges (note 2)	0	0	0	0	(37)	(19)	(8)	(261)

Net equity transactions	(4,084)	(23,637)	1,132	1,231	(30,201)	7,154	(123,098)	(22,812)

Net change in contract owners’ equity	2,206	(8,370)	3,098	3,073	157,654	231,772	(11,930)	142,898
Contract owners’ equity:
Beginning of period	45,711	54,081	12,289	9,216	992,972	761,200	440,888	297,990

End of period	$47,917	$45,711	$15,387	$12,289	$1,150,626	$992,972	$428,958	$440,888

Change in units:
Beginning units	6,443	10,099	979	885	51,043	52,198	22,688	23,912

Units purchased	889	2,393	340	1,244	8,748	25,411	4,357	9,681
Units redeemed	(1,494)	(6,049)	(240)	(1,150)	(10,053)	(26,566)	(9,831)	(10,905)

Ending units	5,838	6,443	1,079	979	49,738	51,043	17,214	22,688

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					UBS Series
					Trust —	Legg Mason Partners Variable
	The Prudential Series Fund, Inc. — Class II				Class I	Equity Trust — Class I
						Legg Mason ClearBridge		Legg Mason
					U.S.	Variable Fundamental		ClearBridge Variable
	Jennison		Jennison 20/20 Focus		Allocation	All Cap Value		Large Cap Value
	Subaccount		Subaccount		Subaccount	Subaccount		Subaccount
	2010	2009	2010	2009	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(490)	$(320)	$(7,142)	$(6,136)	$11	$97	$2	$659	$167
Reinvested capital gains	0	0	0	0	0	0	0	0	0
Realized gain (loss)	246	(1,590)	9,016	15,517	(158)	111	(249)	1	(647)
Unrealized gain (loss)	4,235	12,363	37,047	199,619	140	1,477	792	2,446	5,566

Net increase (decrease) in contract owners’ equity from operations	3,991	10,453	38,921	209,000	(7)	1,685	545	3,106	5,086

Equity transactions:
Contract purchase payments	4,501	5,028	98,879	115,770	0	9,245	938	10,799	12,619
Transfers (to) and from other subaccounts	282	33	13,951	(82,482)	(289)	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	5,740	(7,870)	0	420	0	0	0
Withdrawals, surrenders and death benefit payments	(2,020)	(6,152)	(29,608)	(60,505)	0	(1,429)	(738)	(292)	(2,050)
Surrender charges (note 2)	0	0	(56)	(34)	0	0	0	0	0

Net equity transactions	2,763	(1,091)	88,906	(35,121)	(289)	8,236	200	10,507	10,569

Net change in contract owners’ equity	6,754	9,362	127,827	173,879	(296)	9,921	745	13,613	15,655
Contract owners’ equity:
Beginning of period	35,900	26,538	495,806	321,927	296	2,592	1,847	29,473	13,818

End of period	$42,654	$35,900	$623,633	$495,806	$0	$12,513	$2,592	$43,086	$29,473

Change in units:
Beginning units	2,877	2,992	29,218	29,464	34	255	232	2,870	1,653

Units purchased	385	625	11,331	26,927	0	942	116	1,041	1,463
Units redeemed	(153)	(740)	(5,857)	(27,173)	(34)	(127)	(93)	(27)	(246)

Ending units	3,109	2,877	34,692	29,218	0	1,070	255	3,884	2,870

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,218	$1,217	$(404)	$(162)	$27,548	$25,487
Reinvested capital gains	0	6,902	0	0	0	0
Realized gain (loss)	15,252	(20,028)	95	(128)	928	(39,400)
Unrealized gain (loss)	12,375	130,370	6,363	3,843	29,388	132,176

Net increase (decrease) in contract owners’ equity from operations	29,845	118,461	6,054	3,553	57,864	118,263

Equity transactions:
Contract purchase payments	77,401	99,449	30,259	2,450	91,255	69,114
Transfers (to) and from other subaccounts	(67,681)	186,722	0	0	(2,616)	(54,192)
Transfers (to) and from fixed dollar contract	2,817	19,422	0	(14)	1,985	(17,451)
Withdrawals, surrenders and death benefit payments	(35,497)	(63,403)	(1,028)	(446)	(26,408)	(27,229)
Surrender charges (note 2)	0	(12)	0	0	(63)	(24)

Net equity transactions	(22,960)	242,178	29,231	1,990	64,153	(29,782)

Net change in contract owners’ equity	6,885	360,639	35,285	5,543	122,017	88,481
Contract owners’ equity:
Beginning of period	497,741	137,102	15,087	9,544	480,764	392,283

End of period	$504,626	$497,741	$50,372	$15,087	$602,781	$480,764

Change in units:
Beginning units	40,989	15,266	1,381	1,146	41,812	45,645

Units purchased	13,643	39,057	2,731	288	7,984	24,188
Units redeemed	(15,782)	(13,334)	(89)	(53)	(2,640)	(28,021)

Ending units	38,850	40,989	4,023	1,381	47,156	41,812

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					AIM Variable
					Insurance Funds
					(Invesco Variable
					Insurance Funds)
	The Universal Institutional Funds, Inc. —				Invesco Van
	Class II (Morgan Stanley UIF)				Kampen V.I.
	International		Capital		Intl. Growth
	Growth Equity		Growth		Equity Series II
	Subaccount (note 4)		Subaccount		Subaccount (note 4)
	2010	2009	2010	2009	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$168	$(22)	$(209)	$(21)	$(158)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	(650)	2	28	25	17
Unrealized gain (loss)	(737)	790	4,408	734	4,165

Net increase (decrease) in contract owners’ equity from operations	(1,219)	770	4,227	738	4,024

Equity transactions:
Contract purchase payments	9,191	1,567	20,251	2,718	8,855
Transfers (to) and from other subaccounts	(13,463)	2,853	1,003	0	13,463
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(86)	0	0	(130)	0
Surrender charges (note 2)	0	0	0	0	0

Net equity transactions	(4,358)	4,420	21,254	2,588	22,318

Net change in contract owners’ equity	(5,577)	5,190	25,481	3,326	26,342
Contract owners’ equity:
Beginning of period	5,577	387	3,690	364	0

End of period	$0	$5,577	$29,171	$3,690	$26,342

Change in units:
Beginning units	819	76	443	71	0

Units purchased	1,452	743	2,450	389	3,567
Units redeemed	(2,271)	0	0	(17)	0

Ending units	0	819	2,893	443	3,567

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Neuberger Berman
	Advisers Management		Financial Investors Variable Insurance
	Trust — S Class		Trust — Class II
					Ibbotson
			Ibbotson Conservative		Income & Growth
	AMT Regency		ETF Asset Allocation		ETF Asset Allocation
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(104)	$4	$(667)	$(200)	$(958)	$(103)
Reinvested capital gains	0	98	31	49	0	46
Realized gain (loss)	42	14	6,469	27	9,130	54
Unrealized gain (loss)	2,560	2,198	(1,904)	4,538	(3,089)	7,184

Net increase (decrease) in contract owners’ equity from operations	2,498	2,314	3,929	4,414	5,083	7,181

Equity transactions:
Contract purchase payments	6,154	5,894	21,127	22,742	25,717	12,052
Transfers (to) and from other subaccounts	0	0	0	47,518	0	47,579
Transfers (to) and from fixed dollar contract	0	0	0	0	0	8,374
Withdrawals, surrenders and death benefit payments	0	0	(69,448)	0	(77,060)	(102)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	6,154	5,894	(48,321)	70,260	(51,343)	67,903

Net change in contract owners’ equity	8,652	8,208	(44,392)	74,674	(46,260)	75,084
Contract owners’ equity:
Beginning of period	8,929	721	79,092	4,418	79,523	4,439

End of period	$17,581	$8,929	$34,700	$79,092	$33,263	$79,523

Change in units:
Beginning units	1,141	133	7,931	473	8,505	531

Units purchased	666	1,008	2,066	7,458	2,667	7,985
Units redeemed	0	0	(6,682)	0	(7,860)	(11)

Ending units	1,807	1,141	3,315	7,931	3,312	8,505

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Financial Investors Variable Insurance Trust — Class II
					Ibbotson
	Ibbotson Balanced		Ibbotson Growth		Aggressive Growth
	ETF Asset Allocation		ETF Asset Allocation		ETF Asset Allocation
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,928)	$(811)	$(1,624)	$(177)	$(308)	$15
Reinvested capital gains	0	143	0	44	0	5
Realized gain (loss)	14,049	7,648	25,351	182	2,106	109
Unrealized gain (loss)	14,517	26,647	(8,953)	25,561	2,219	2,612

Net increase (decrease) in contract owners’ equity from operations	26,638	33,627	14,774	25,610	4,017	2,741

Equity transactions:
Contract purchase payments	143,508	45,371	34,211	30,336	23,407	13,033
Transfers (to) and from other subaccounts	400	220,520	(2,300)	86,331	0	1,525
Transfers (to) and from fixed dollar contract	0	36,583	0	0	0	0
Withdrawals, surrenders and death benefit payments	(158,623)	(203,254)	(123,341)	(117)	(17,753)	0
Surrender charges (note 2)	0	0	(26)	0	0	0

Net equity transactions	(14,715)	99,220	(91,456)	116,550	5,654	14,558

Net change in contract owners’ equity	11,923	132,847	(76,682)	142,160	9,671	17,299
Contract owners’ equity:
Beginning of period	219,460	86,613	147,316	5,156	19,282	1,983

End of period	$231,383	$219,460	$70,634	$147,316	$28,953	$19,282

Change in units:
Beginning units	25,024	11,647	17,996	775	2,502	323

Units purchased	16,159	38,758	4,059	17,236	2,966	2,179
Units redeemed	(17,230)	(25,381)	(14,375)	(15)	(2,163)	0

Ending units	23,953	25,024	7,680	17,996	3,305	2,502

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009 (a)	2010	2009 (a)	2010	2009 (a)	2010	2009 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(187)	$(33)	$(561)	$250	$2,841	$3,057	$(5,339)	$(1,527)
Reinvested capital gains	0	0	0	0	0	5,054	0	5,038
Realized gain (loss)	66	676	3,662	365	5,133	384	30,645	13,028
Unrealized gain (loss)	2,916	1,150	2,579	10,032	6,885	16,000	126,442	49,211

Net increase (decrease) in contract owners’ equity from operations	2,795	1,793	5,680	10,647	14,859	24,495	151,748	65,750

Equity transactions:
Contract purchase payments	4,883	2,858	13,379	9,171	63,084	28,359	149,571	77,334
Transfers (to) and from other subaccounts	6,422	12,419	(34,020)	52,855	9,501	163,192	88,853	403,327
Transfers (to) and from fixed dollar contract	0	0	5,000	(39)	9,077	1,890	12,413	0
Withdrawals, surrenders and death benefit payments	(332)	(27)	(2,696)	(348)	(51,596)	(4,358)	(157,564)	(11,589)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	10,973	15,250	(18,337)	61,639	30,066	189,083	93,273	469,072

Net change in contract owners’ equity	13,768	17,043	(12,657)	72,286	44,925	213,578	245,021	534,822
Contract owners’ equity:
Beginning of period	17,043	0	72,286	0	213,578	0	534,822	0

End of period	$30,811	$17,043	$59,629	$72,286	$258,503	$213,578	$779,843	$534,822

Change in units:
Beginning units	1,324	0	5,411	0	17,774	0	37,480	0

Units purchased	824	1,944	1,320	5,527	7,156	19,091	17,406	43,463
Units redeemed	(24)	(620)	(2,815)	(116)	(4,764)	(1,317)	(10,582)	(5,983)

Ending units	2,124	1,324	3,916	5,411	20,166	17,774	44,304	37,480

(a)	Period from May 1, 2009, date of commencement of operations
The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ivy Funds Variable Insurance
	Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total	Total
	Subaccount	Subaccount	Subaccount	Subaccounts	Subaccounts
	2010	2010	2010	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(430)	$(114)	$(260)	$(115,220)	$(24,647)
Reinvested capital gains	0	0	508	136,164	140,498
Realized gain (loss)	490	(6)	0	293,686	(2,706,093)
Unrealized gain (loss)	18,906	1,674	3,705	3,359,880	8,940,806

Net increase (decrease) in contract owners’ equity from operations	18,966	1,554	3,953	3,674,510	6,350,564

Equity transactions:
Contract purchase payments	20,620	594	594	4,180,491	4,488,932
Transfers (to) and from other subaccounts	165,331	1,697	37,800	0	0
Transfers (to) and from fixed dollar contract	16,104	8,756	15,398	356,620	86,946
Withdrawals, surrenders and death benefit payments	0	0	0	(6,012,914)	(6,873,711)
Surrender charges (note 2)	0	0	0	(1,135)	(7,934)

Net equity transactions	202,055	11,047	53,792	(1,476,938)	(2,305,767)

Net change in contract owners’ equity	221,021	12,601	57,745	2,197,572	4,044,797
Contract owners’ equity:
Beginning of period	0	0	0	26,931,386	22,886,589

End of period	$221,021	$12,601	$57,745	$29,128,958	$26,931,386

Change in units:
Beginning units	0	0	0	1,934,721	2,061,405

Units purchased	22,462	1,079	4,945	530,533	1,335,953
Units redeemed	(1,472)	0	0	(600,249)	(1,462,637)

Ending units	20,990	1,079	4,945	1,865,004	1,934,721

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2010
(1) Basis of Presentation and Summary of Significant Accounting Policies
A. Organization and Nature of Operations
Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.
The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers varies by product.
B. Assets of the Account
Assets of the Account are assigned to the following subaccounts:
Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target Equity/Income, and Bristol Growth
Dow Target 10 Portfolios: First Quarter, Second Quarter, Third Quarter, and Fourth Quarter
Dow Target 5 Portfolios: First Quarter, Second Quarter, Third Quarter, and Fourth Quarter
Janus Investment Fund Trust — Class S: Janus, Worldwide, Balanced, and Overseas
Wells Fargo Advantage Variable Trust Funds: Opportunity and Discovery
Goldman Sachs Variable Insurance Trust — Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF): U.S. Real Estate and Core Plus Fixed Income
Lazard Retirement Series, Inc. — Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity
Fidelity Variable Insurance Products Fund — Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income
MFS Variable Insurance Trust — Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return
J.P. Morgan Insurance Trust — Class I: Small Cap Core and Mid Cap Value
PIMCO Variable Insurance Trust — Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy
Calvert Variable Series, Inc.: VP SRI Equity
Dreyfus Variable Investment Fund — Service Shares: Appreciation
Royce Capital Fund — Investment Class: Small-Cap and Micro-Cap
The Prudential Series Fund, Inc. — Class II: Jennison and Jennison 20/20 Focus
Legg Mason Partners Variable Equity Trust — Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value and Legg Mason ClearBridge Variable Large Cap Value
Franklin Templeton Variable Insurance Products Trust — Class 2: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF): Capital Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. International Growth Equity Series II
Neuberger Berman Advisers Management Trust — S Class: AMT Regency
Financial Investors Variable Insurance Trust — Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation
Janus Aspen Series — Service Shares: Janus, Worldwide, Balanced, and Overseas
Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology
The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.
Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.
Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $14.6 million and $11.9 million for the years ended December 31, 2010 and 2009, respectively.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.
C. Security Valuation, Transactions and Related Investment Income
The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2010.
Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.
D. Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
E. Subsequent Events
At a meeting held February 10, 2011, the Board of Managers of The Dow® Target Variable Fund LLC approved the Plan of Liquidation, which detailed the terms and timeline for the liquidation of that fund and each of its Dow Target 10 and Dow Target 5 portfolios, pending member and annuity contract owner approval. At a meeting held April 4, 2011, the members of each portfolio approved the Plan of Liquidation on behalf of the members as well as the affected annuity contract owners. As a result, The Dow® Target Variable Fund LLC portfolios were liquidated, in conformity with the terms of the Plan of Liquidation, on April 8, 2011.
The Account has evaluated for possible subsequent events through April 15, 2011, which is the date these financial statements were issued and there are no additional subsequent events to report.
(2) Risk & Administrative Expense and Contract Charges
Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.
The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.
All other fees assessed on contracts, including surrender charges, annual contract fees and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.
The following table illustrates product and contract level charges:
The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee — per transfer A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived).	$5

Sales Charge made from purchase payments	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant.
7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%
Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.
(3) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.
(4) Fund Mergers and Replacements
Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. — Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
Effective July 2, 2009, funds of Janus Adviser Series — Class S were dissolved and transferred to the Janus Investment Fund — Class S. The Large Cap Growth Fund and the Janus Fund of the Janus Investment Fund Trust Class S were merged together to become the Janus Fund of the Janus Investment Fund Trust Class S. The Worldwide Fund and the Worldwide Fund of the Janus Investment Fund Trust Class S were merged together to become the Worldwide Fund of the Janus Investment Fund Trust Class S. The Balanced Fund and the Balanced Fund of the Janus Investment Fund Trust Class S were merged together to become the Balanced Fund of the Janus Investment Fund Trust Class S. The International Growth Fund and the Overseas Fund of the Janus Investment Fund Trust Class S were merged together to become the Overseas Fund of the Janus Investment Fund Trust Class S.

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I. The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.
Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.
(5) Investments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$0	$29,128,958	$0	$29,128,958

*	Refer to Note 1.B. for listing of individual Separate Account Investments.
There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2010.

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$104,565	$154,576
Money Market Subaccount	1,681,951	2,105,201
Bond Subaccount	79,463	137,880
Omni Subaccount	43,979	80,384
International Subaccount	81,260	542,386
Capital Appreciation Subaccount	84,797	121,778
Millennium Subaccount	60,326	338,783
International Small-Mid Company Subaccount	80,618	107,767
Aggressive Growth Subaccount	35,436	33,845
Small Cap Growth Subaccount	44,497	41,612
Mid Cap Opportunity Subaccount	84,113	199,301
S&P 500 Index Subaccount	178,800	495,182
Strategic Value Subaccount	60,869	43,000
High Income Bond Subaccount	105,781	160,270
Capital Growth Subaccount	29,059	66,670
Nasdaq-100 Index Subaccount	28,320	58,272
Bristol Subaccount	10,016	5,181
Bryton Growth Subaccount	93,993	115,510
U.S. Equity Subaccount	803	1,013
Balanced Subaccount	24,417	2,591
Income Opportunity Subaccount	440	360
Target VIP Subaccount	915	6
Target Equity/Income Subaccount	993	5
Bristol Growth Subaccount	1,654	19
Dow Target 10 Portfolios:
First Quarter Subaccount	0	53
Second Quarter Subaccount	0	45
Third Quarter Subaccount	0	79
Fourth Quarter Subaccount	0	91
Dow Target 5 Portfolios:
First Quarter Subaccount	0	53
Second Quarter Subaccount	0	28
Third Quarter Subaccount	0	41
Fourth Quarter Subaccount	0	64
Janus Investment Fund Trust — Class S:
Janus Subaccount	176	21,935
Worldwide Subaccount	209	19,150
Balanced Subaccount	26,225	135,041
Overseas Subaccount	(67)	63,908
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	115	1,398
Small Cap Value Subaccount	0	0
Discovery Subaccount	0	412
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount	138,592	130,913
Structured U.S. Equity Subaccount	14,322	25,868
Strategic Growth Subaccount	13,817	29,462
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount	64,785	137,807
Core Plus Fixed Income Subaccount	21,066	5,679
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount	176,196	275,108
U.S. Small-Mid Cap Equity Subaccount	104,764	56,826
U.S. Strategic Equity Subaccount	5,362	4,597
International Equity Subaccount	20,661	30,193
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	313,292	434,840
VIP Contrafund Subaccount	327,574	267,009
VIP Growth Subaccount	114,231	56,997
VIP Equity-Income Subaccount	79,512	51,288
VIP Real Estate Subaccount	8,376	19

	Purchases	Sales
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	8,974	14,494
Investors Growth Stock Subaccount	25,088	15,486
Mid Cap Growth Subaccount	15,724	1,268
Total Return Subaccount	92,801	63,609
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	39,785	49,107
Mid Cap Value Subaccount	84,322	130,678
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	304,730	250,007
Total Return Subaccount	417,925	181,027
Global Bond Subaccount	331,515	113,410
CommodityRealReturn Strategy Subaccount	2,881	20
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	6,455	11,141
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	4,624	3,429
Royce Capital Fund — Investment Class:
Small-Cap Subaccount	180,012	222,962
Micro-Cap Subaccount	95,843	217,891
The Prudential Series Fund, Inc. — Class II:
Jennison Subaccount	4,789	2,516
Jennison 20/20 Focus Subaccount	183,025	101,261
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	9,851	1,518
Legg Mason ClearBridge Variable Large Cap Value Subaccount	11,958	792
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	170,882	191,624
Franklin Flex Cap Growth Securities Subaccount	30,259	1,432
Franklin Income Securities Subaccount	129,868	38,167
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
International Growth Equity Subaccount	9,402	13,592
Capital Growth Subaccount	21,254	209
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	22,318	158
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	6,193	143
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	21,624	70,581
Ibbotson Income & Growth ETF Asset Allocation Subaccount	25,876	78,177
Ibbotson Balanced ETF Asset Allocation Subaccount	145,392	162,035
Ibbotson Growth ETF Asset Allocation Subaccount	34,672	127,752
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	23,484	18,138
Janus Aspen Series — Service Shares:
Janus Subaccount	11,392	606
Worldwide Subaccount	18,763	37,661
Balanced Subaccount	94,251	61,344
Overseas Subaccount	266,605	178,671
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	218,086	16,461
VIP Global Natural Resources Subaccount	11,047	114
VIP Science and Technology Subaccount	54,300	260

Totals	$7,482,243	$8,938,237

(6) Financial Highlights
The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
Ohio National Fund, Inc.:
Equity Subaccount
2010	61,905	$14.395836	$891,175	1.35%	6.48%	0.20%
2009	64,819	$13.520300	$876,372	1.35%	37.25%	0.22%
2008	86,405	$9.850700	$851,148	1.35%	-55.42%	0.85%
2007	99,573	$22.097336	$2,200,294	1.35%	-7.15%	0.04%
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
Money Market Subaccount
2010	111,272	$13.612029	$1,514,637	1.35%	-1.33%	0.00%
2009	140,471	$13.795811	$1,937,914	1.35%	-1.33%	0.00%
2008	198,847	$13.982070	$2,780,297	1.35%	0.41%	1.79%
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
Bond Subaccount
2010	21,584	$20.137088	$434,640	1.35%	6.40%	0.00%
2009	24,323	$18.925700	$460,329	1.35%	19.32%	0.00%
2008	29,018	$15.861514	$460,270	1.35%	-12.63%	0.00%
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
Omni Subaccount
2010	23,743	$16.166675	$383,841	1.35%	11.69%	1.54%
2009	26,244	$14.475066	$379,887	1.35%	31.38%	1.49%
2008	47,753	$11.017749	$526,134	1.35%	-32.38%	2.28%
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
International Subaccount
2010	43,205	$15.139792	$654,118	1.35%	15.19%	0.00%
2009	77,331	$13.142939	$1,016,359	1.35%	36.39%	0.00%
2008	85,064	$9.636573	$819,721	1.35%	-46.80%	0.00%
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
Capital Appreciation Subaccount
2010	27,588	$31.677433	$873,909	1.35%	15.43%	0.24%
2009	28,460	$27.442155	$781,006	1.35%	40.93%	1.20%
2008	34,903	$19.471708	$679,620	1.35%	-39.82%	0.65%
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
Millennium Subaccount
2010	18,191	$26.754783	$486,687	1.35%	22.64%	0.00%
2009	30,363	$21.814848	$662,358	1.35%	19.23%	0.00%
2008	34,747	$18.295777	$635,722	1.35%	-43.31%	0.00%
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
International Small-Mid Company Subaccount
2010	17,173	$30.281543	$520,022	1.35%	18.14%	0.00%
2009	17,948	$25.632077	$460,050	1.35%	44.10%	0.00%
2008	29,833	$17.787180	$530,651	1.35%	-51.95%	0.00%
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
Aggressive Growth Subaccount
2010	26,777	$9.321484	$249,599	1.35%	8.50%	0.00%
2009	26,216	$8.591537	$225,237	1.35%	40.71%	0.00%
2008	30,967	$6.105802	$189,077	1.35%	-44.43%	0.00%
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
Small Cap Growth Subaccount
2010	11,146	$16.259720	$181,239	1.35%	28.30%	0.00%
2009	10,650	$12.673166	$134,975	1.35%	48.75%	0.00%
2008	11,265	$8.519532	$95,974	1.35%	-48.39%	0.00%
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
Mid Cap Opportunity Subaccount
2010	34,815	$22.585248	$786,298	1.35%	18.01%	0.00%
2009	39,970	$19.139033	$764,993	1.35%	38.73%	0.00%
2008	43,739	$13.795914	$603,417	1.35%	-51.94%	0.00%
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
S&P 500 Index Subaccount
2010	89,855	$17.408411	$1,564,234	1.35%	12.93%	1.29%
2009	108,949	$15.414987	$1,679,443	1.35%	24.15%	1.36%
2008	134,333	$12.416196	$1,667,909	1.35%	-38.14%	1.63%
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
Strategic Value Subaccount
2010	25,453	$9.631062	$245,137	1.35%	10.49%	3.38%
2009	23,888	$8.716364	$208,217	1.35%	10.04%	3.32%
2008	24,040	$7.921267	$190,430	1.35%	-29.23%	4.98%
2007	20,682	$11.192265	$231,481	1.35%	-9.96%	1.14%
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
High Income Bond Subaccount
2010	26,120	$18.125209	$473,430	1.35%	12.57%	0.00%
2009	28,863	$16.101536	$464,741	1.35%	47.25%	0.00%
2008	32,320	$10.934520	$353,405	1.35%	-26.31%	0.00%
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
Capital Growth Subaccount
2010	21,638	$12.102552	$261,878	1.35%	34.61%	0.00%
2009	25,237	$8.990998	$226,908	1.35%	33.46%	0.00%
2008	26,307	$6.736599	$177,218	1.35%	-37.21%	0.00%
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
Nasdaq-100 Index Subaccount
2010	42,761	$4.944847	$211,446	1.35%	17.79%	0.32%
2009	48,297	$4.197857	$202,743	1.35%	51.65%	0.00%
2008	50,816	$2.768087	$140,662	1.35%	-42.76%	0.00%
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
Bristol Subaccount
2010	3,446	$12.987918	$44,759	1.35%	11.60%	0.61%
2009	3,026	$11.638131	$35,213	1.35%	34.02%	0.63%
2008	3,201	$8.684005	$27,801	1.35%	-41.34%	0.97%
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
Bryton Growth Subaccount
2010	21,553	$12.162052	$262,131	1.35%	22.39%	0.00%
2009	23,681	$9.937162	$235,321	1.35%	33.92%	0.00%
2008	8,501	$7.420061	$63,079	1.35%	-40.35%	0.00%
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
U.S. Equity Subaccount
2010	281	$8.950993	$2,512	1.35%	10.97%	0.70%
2009	313	$8.066491	$2,527	1.35%	15.02%	0.30%
2008	1,191	$7.013123	$8,354	1.35%	-48.67%	1.19%
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
Balanced Subaccount
2010	4,883	$12.491494	$60,996	1.35%	6.35%	2.68%
2009	3,100	$11.745671	$36,410	1.35%	23.25%	3.16%
2008	1,725	$9.529674	$16,440	1.35%	-27.92%	0.00%
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
Income Opportunity Subaccount
2010	34	$10.757214	$361	1.35%	5.72%	0.00%
2009	26	$10.174926	$261	1.35%	11.64%	0.00%
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
Target VIP Subaccount
2010	139	$7.355491	$1,024	1.35%	17.88%	2.50%
Target Equity/Income Subaccount
2010	171	$7.141265	$1,219	1.35%	21.59%	3.26%
2009	21	$5.873383	$122	1.35%	10.83%	2.39%
2008	9	$5.299248	$49	1.35%	-47.01%	0.38%	5/1/08
Bristol Growth Subaccount
2010	271	$9.214250	$2,501	1.35%	11.29%	0.51%
2009	74	$8.279248	$610	1.35%	40.38%	0.00%
2008	22	$5.897679	$128	1.35%	-41.02%	0.00%	5/1/08
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	13	$10.394511	$134	1.35%	16.79%	0.00%
2009	18	$8.900162	$161	1.35%	14.55%	0.00%
2008	467	$7.769954	$3,628	1.35%	-38.27%	0.00%
2007	458	$12.587705	$5,769	1.35%	-0.74%	0.00%
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
Second Quarter Subaccount
2010	9	$12.758316	$110	1.35%	20.73%	0.00%
2009	12	$10.567207	$129	1.35%	25.55%	0.00%
2008	309	$8.416550	$2,605	1.35%	-47.05%	0.00%

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
Third Quarter Subaccount
2010	6	$11.690492	$69	1.35%	19.70%	0.00%
2009	13	$9.766340	$126	1.35%	8.36%	0.00%
2008	299	$9.012703	$2,690	1.35%	-41.35%	0.00%
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
Fourth Quarter Subaccount
2010	11	$13.429143	$144	1.35%	19.11%	0.00%
2009	18	$11.275019	$199	1.35%	13.37%	0.00%
2008	325	$9.945108	$3,228	1.35%	-35.87%	0.00%
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
Dow Target 5 Portfolios:
First Quarter Subaccount
2009	5	$9.692967	$51	1.35%	18.16%	0.00%
2008	5	$8.203557	$45	1.35%	-49.10%	0.00%
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
Second Quarter Subaccount
2009	3	$10.392401	$27	1.35%	19.42%	0.00%
2008	3	$8.702629	$23	1.35%	-49.93%	0.00%
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
Third Quarter Subaccount
2009	7	$5.511194	$36	1.35%	-13.31%	0.00%
2008	11	$6.357424	$70	1.35%	-52.69%	0.00%
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
Fourth Quarter Subaccount
2009	5	$10.984975	$59	1.35%	4.52%	0.00%
2008	8	$10.509502	$84	1.35%	-42.03%	0.00%
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
Janus Adviser Series — Class S (note 4):
Large Cap Growth Subaccount
2008	67,061	$5.413376	$363,027	1.35%	-40.39%	0.49%
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
Worldwide Subaccount
2008	39,451	$5.608361	$221,253	1.35%	-45.44%	0.59%
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
Balanced Subaccount
2008	77,570	$11.668155	$905,100	1.35%	-15.95%	2.01%
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
International Growth Subaccount
2008	45,111	$15.552183	$701,567	1.35%	-49.70%	0.01%
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
Janus Investment Fund Trust — Class S (note 4):
Janus Subaccount
2010	39,796	$8.018532	$319,108	1.35%	9.48%	0.06%
2009	42,224	$7.324493	$309,268	1.35%	25.07%	0.00%	7/2/09
Worldwide Subaccount
2010	19,537	$9.453066	$184,681	1.35%	15.29%	0.12%
2009	21,605	$8.199679	$177,156	1.35%	20.71%	0.60%	7/2/09
Balanced Subaccount
2010	35,294	$15.039837	$530,819	1.35%	6.08%	1.95%
2009	44,290	$14.178077	$627,950	1.35%	15.21%	1.33%	7/2/09
Overseas Subaccount
2010	15,192	$30.583376	$464,630	1.35%	17.39%	0.00%
2009	17,308	$26.052548	$450,922	1.35%	26.27%	0.47%	7/2/09
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2010	1,021	$16.553525	$16,904	1.35%	22.11%	0.75%
2009	1,105	$13.556391	$14,979	1.35%	45.77%	0.00%
2008	1,321	$9.299942	$12,281	1.35%	-40.90%	2.00%
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
Small Cap Value Subaccount

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
2008	29	$9.426222	$277	1.35%	-45.29%	0.00%
2007	29	$17.229915	$506	1.35%	-2.05%	0.02%
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
Discovery Subaccount
2010	3,462	$10.667680	$36,935	1.35%	33.74%	0.00%
2009	3,462	$7.976493	$27,617	1.35%	38.43%	0.00%
2008	5,706	$5.761918	$32,875	1.35%	-45.10%	0.00%
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount
2010	54,236	$11.423590	$619,572	1.35%	9.72%	0.86%
2009	53,317	$10.411886	$555,133	1.35%	16.74%	2.35%
2008	24,160	$8.918706	$215,473	1.35%	-35.40%	2.11%
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
Structured U.S. Equity Subaccount
2010	4,405	$8.878900	$39,114	1.35%	11.34%	1.39%
2009	5,709	$7.974582	$45,525	1.35%	19.53%	2.18%
2008	6,198	$6.671528	$41,352	1.35%	-37.84%	1.59%
2007	7,302	$10.733343	$78,374	1.35%	-2.95%	0.58%
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
Strategic Growth Subaccount
2010	10,113	$9.090027	$91,932	1.35%	9.26%	0.41%
2009	11,920	$8.319447	$99,170	1.35%	45.78%	0.49%
2008	11,820	$5.706846	$67,456	1.35%	-42.54%	0.12%
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
2010	14,897	$32.096066	$478,132	1.35%	28.23%	2.25%
2009	17,574	$25.029590	$439,858	1.35%	26.64%	3.00%
2008	26,438	$19.763869	$522,508	1.35%	-38.73%	3.46%
2007	25,998	$32.255549	$838,584	1.35%	-18.18%	1.12%
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
Core Plus Fixed Income Subaccount
2010	4,358	$11.496924	$50,098	1.35%	5.72%	5.73%
2009	3,158	$10.875112	$34,346	1.35%	8.18%	7.04%
2008	4,714	$10.052384	$47,386	1.35%	-11.40%	4.54%
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount
2010	29,791	$37.767857	$1,125,127	1.35%	21.06%	1.16%
2009	32,506	$31.196849	$1,014,095	1.35%	67.59%	2.68%
2008	44,234	$18.615391	$823,426	1.35%	-49.41%	2.31%
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
U.S. Small-Mid Cap Equity Subaccount
2010	30,845	$22.766910	$702,245	1.35%	22.07%	0.31%
2009	30,778	$18.649988	$574,005	1.35%	50.65%	0.00%
2008	29,625	$12.379847	$366,749	1.35%	-37.32%	0.00%
2007	38,395	$19.752091	$758,380	1.35%	-8.44%	0.00%
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
U.S. Strategic Equity Subaccount
2010	2,521	$10.674699	$26,910	1.35%	11.34%	0.74%
2009	2,436	$9.587178	$23,355	1.35%	25.15%	0.83%
2008	2,375	$7.660433	$18,191	1.35%	-36.15%	1.19%
2007	935	$11.997707	$11,217	1.35%	-2.28%	1.59%
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
International Equity Subaccount
2010	4,150	$11.843084	$49,143	1.35%	5.30%	1.28%
2009	4,931	$11.247016	$55,461	1.35%	19.84%	3.45%
2008	2,224	$9.384928	$20,869	1.35%	-37.86%	1.01%
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2010	69,695	$24.216658	$1,687,774	1.35%	26.86%	0.12%
2009	74,559	$19.089263	$1,423,276	1.35%	37.89%	0.47%
2008	77,773	$13.843768	$1,076,671	1.35%	-40.41%	0.25%
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
VIP Contrafund Subaccount
2010	141,918	$13.045490	$1,851,394	1.35%	15.37%	1.06%
2009	136,276	$11.307512	$1,540,939	1.35%	33.66%	1.13%
2008	155,665	$8.459678	$1,316,875	1.35%	-43.46%	0.78%
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
VIP Growth Subaccount
2010	64,312	$6.881513	$442,565	1.35%	22.21%	0.03%
2009	54,183	$5.630747	$305,091	1.35%	26.26%	0.19%
2008	60,931	$4.459624	$271,728	1.35%	-48.01%	0.60%
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
VIP Equity-Income Subaccount
2010	28,559	$12.352754	$352,783	1.35%	13.39%	1.77%
2009	26,257	$10.894294	$286,051	1.35%	28.15%	2.18%
2008	27,143	$8.500972	$230,743	1.35%	-43.58%	2.18%
2007	32,721	$15.066691	$492,997	1.35%	-0.08%	1.98%
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
VIP Real Estate Subaccount
2010	642	$13.605298	$8,732	1.35%	28.36%	6.32%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2010	5,728	$16.069694	$92,044	1.35%	34.13%	0.00%
2009	6,030	$11.980611	$72,245	1.35%	60.75%	0.00%
2008	4,957	$7.452877	$36,944	1.35%	-40.33%	0.00%
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
Investors Growth Stock Subaccount
2010	21,495	$11.189749	$240,525	1.35%	10.66%	0.27%
2009	20,268	$10.111972	$204,948	1.35%	37.24%	0.45%
2008	19,182	$7.367952	$141,335	1.35%	-37.82%	0.28%
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
Mid Cap Growth Subaccount
2010	12,291	$8.849333	$108,764	1.35%	27.48%	0.00%
2009	10,228	$6.941495	$70,999	1.35%	39.37%	0.00%
2008	11,759	$4.980675	$58,568	1.35%	-52.24%	0.00%
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
Total Return Subaccount
2010	41,851	$13.220837	$553,300	1.35%	8.17%	2.46%
2009	39,946	$12.221920	$488,222	1.35%	16.16%	3.49%
2008	42,280	$10.521971	$444,869	1.35%	-23.36%	2.95%
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
2006	62,425	$13.388479	$835,775	1.35%	10.14%	2.15%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	13,511	$10.520263	$142,136	1.35%	-32.90%	0.19%
2007	12,477	$15.677503	$195,612	1.35%	-6.93%	0.01%
2006	12,806	$16.845403	$215,715	1.35%	13.48%	0.00%
Mid Cap Value Subaccount
2008	21,965	$13.778412	$302,647	1.35%	-34.10%	1.15%
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
2006	23,825	$20.684794	$492,808	1.35%	15.29%	0.57%
J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount
2010	11,181	$15.959872	$178,452	1.35%	25.43%	0.00%
2009	11,652	$12.723667	$148,254	1.35%	29.33%	0.34%	4/24/09
Mid Cap Value Subaccount
2010	21,253	$20.967924	$445,627	1.35%	21.81%	1.16%
2009	23,710	$17.213512	$408,137	1.35%	28.95%	0.00%	4/24/09
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2010	67,352	$14.955220	$1,007,258	1.35%	6.67%	1.45%
2009	64,201	$14.020029	$900,101	1.35%	16.79%	3.20%
2008	57,163	$12.004927	$686,232	1.35%	-8.28%	3.52%
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
2006	59,675	$11.986899	$715,316	1.35%	-0.62%	4.26%
Total Return Subaccount
2010	72,533	$15.203392	$1,102,752	1.35%	6.67%	2.42%
2009	59,337	$14.252339	$845,692	1.35%	12.53%	5.15%
2008	38,149	$12.665667	$483,181	1.35%	3.41%	4.45%
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
2006	26,369	$11.414176	$300,983	1.35%	2.47%	4.44%
Global Bond Subaccount
2010	48,259	$16.482015	$795,412	1.35%	10.17%	2.73%
2009	36,495	$14.960422	$545,986	1.35%	15.28%	3.14%
2008	28,902	$12.977310	$375,068	1.35%	-2.16%	3.42%
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%
2006	10,866	$12.250266	$133,114	1.35%	3.26%	3.30%
CommodityRealReturn Strategy Subaccount
2010	265	$12.240391	$3,243	1.35%	22.87%	20.97%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2010	5,838	$8.208189	$47,917	1.35%	15.70%	0.05%
2009	6,443	$7.094165	$45,711	1.35%	32.47%	0.37%
2008	10,099	$5.355228	$54,081	1.35%	-36.65%	0.00%
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
2006	11,095	$7.790275	$86,434	1.35%	8.59%	0.00%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2010	1,079	$14.254620	$15,387	1.35%	13.51%	1.78%
2009	979	$12.557699	$12,289	1.35%	20.60%	2.25%
2008	885	$10.412627	$9,216	1.35%	-30.66%	1.43%
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
Royce Capital Fund — Investment Class:
Small-Cap Subaccount
2010	49,738	$23.133915	$1,150,626	1.35%	18.92%	0.12%
2009	51,043	$19.453743	$992,972	1.35%	33.40%	0.00%
2008	52,198	$14.582932	$761,200	1.35%	-28.15%	0.63%
2007	53,523	$20.297399	$1,086,388	1.35%	-3.45%	0.05%
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
Micro-Cap Subaccount
2010	17,214	$24.918729	$428,958	1.35%	28.23%	1.58%
2009	22,688	$19.432640	$440,888	1.35%	55.94%	0.00%
2008	23,912	$12.461738	$297,990	1.35%	-44.03%	2.71%
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
The Prudential Series Fund, Inc. — Class II:
Jennison Subaccount
2010	3,109	$13.720376	$42,654	1.35%	9.97%	0.02%
2009	2,877	$12.477020	$35,900	1.35%	40.69%	0.29%
2008	2,992	$8.868672	$26,538	1.35%	-38.39%	0.07%
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
Jennison 20/20 Focus Subaccount
2010	34,692	$17.976080	$623,633	1.35%	5.93%	0.00%
2009	29,218	$16.969128	$495,806	1.35%	55.31%	0.00%
2008	29,464	$10.926300	$321,927	1.35%	-40.21%	0.00%
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	34	$8.770009	$296	1.35%	-36.20%	2.70%
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2010	1,070	$11.694895	$12,513	1.35%	15.05%	2.80%
2009	255	$10.164884	$2,592	1.35%	27.64%	1.43%
2008	232	$7.964016	$1,847	1.35%	-37.43%	0.53%
2007	1,495	$12.727208	$19,022	1.35%	-4.90%	6.09%	4/27/07
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2010	3,884	$11.093049	$43,086	1.35%	8.01%	3.12%
2009	2,870	$10.270709	$29,473	1.35%	22.84%	2.11%
2008	1,653	$8.360910	$13,818	1.35%	-36.48%	1.19%
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2010	38,850	$12.989012	$504,626	1.35%	6.96%	1.84%
2009	40,989	$12.143403	$497,741	1.35%	35.22%	1.71%
2008	15,266	$8.980675	$137,102	1.35%	-41.18%	2.35%
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
Franklin Flex Cap Growth Securities Subaccount
2010	4,023	$12.521550	$50,372	1.35%	14.65%	0.00%
2009	1,381	$10.921777	$15,087	1.35%	31.20%	0.00%
2008	1,146	$8.324684	$9,544	1.35%	-36.18%	0.11%
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
Franklin Income Securities Subaccount
2010	47,156	$12.782831	$602,781	1.35%	11.17%	6.60%
2009	41,812	$11.498177	$480,764	1.35%	33.79%	7.72%
2008	45,645	$8.594208	$392,283	1.35%	-30.60%	5.72%
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
International Growth Equity Subaccount (note 4)
2009	819	$6.810239	$5,577	1.35%	34.72%	0.38%
2008	76	$5.054973	$387	1.35%	-49.45%	0.00%	5/1/08
Capital Growth Subaccount
2010	2,893	$10.082620	$29,171	1.35%	20.98%	0.00%
2009	443	$8.334208	$3,690	1.35%	62.95%	0.00%
2008	71	$5.114720	$364	1.35%	-48.85%	0.00%	5/1/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	3,567	$7.384493	$26,342	1.35%	23.80%	0.00%	5/28/10
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2010	1,807	$9.728223	$17,581	1.35%	24.31%	0.36%
2009	1,141	$7.825638	$8,929	1.35%	44.21%	1.43%
2008	133	$5.426586	$721	1.35%	-45.73%	0.00%	5/1/08
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2010	3,315	$10.467919	$34,700	1.35%	4.96%	0.55%
2009	7,931	$9.973033	$79,092	1.35%	6.83%	0.94%
2008	473	$9.335733	$4,418	1.35%	-6.64%	0.00%	5/1/08
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2010	3,312	$10.044478	$33,263	1.35%	7.43%	0.19%
2009	8,505	$9.350167	$79,523	1.35%	11.79%	1.12%
2008	531	$8.364270	$4,439	1.35%	-16.36%	0.00%	5/1/08
Ibbotson Balanced ETF Asset Allocation Subaccount
2010	23,953	$9.659721	$231,383	1.35%	10.15%	0.59%
2009	25,024	$8.769955	$219,460	1.35%	17.93%	0.86%
2008	11,647	$7.436741	$86,613	1.35%	-25.63%	0.01%	5/1/08
Ibbotson Growth ETF Asset Allocation Subaccount
2010	7,680	$9.196730	$70,634	1.35%	12.35%	0.30%
2009	17,996	$8.186025	$147,316	1.35%	22.99%	1.13%
2008	775	$6.655941	$5,156	1.35%	-33.44%	0.01%	5/1/08
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2010	3,305	$8.761055	$28,953	1.35%	13.67%	0.27%
2009	2,502	$7.707272	$19,282	1.35%	25.60%	1.51%
2008	323	$6.136491	$1,983	1.35%	-38.64%	0.00%	5/1/08
Janus Aspen Series — Service Shares:
Janus Subaccount
2010	2,124	$14.508114	$30,811	1.35%	12.74%	0.43%
2009	1,324	$12.868981	$17,043	1.35%	28.69%	0.67%	5/1/09
Worldwide Subaccount
2010	3,916	$15.227177	$59,629	1.35%	13.98%	0.55%
2009	5,411	$13.359306	$72,286	1.35%	33.59%	2.04%	5/1/09
Balanced Subaccount
2010	20,166	$12.818863	$258,503	1.35%	6.68%	2.64%
2009	17,774	$12.016202	$213,578	1.35%	20.16%	4.27%	5/1/09
Overseas Subaccount
2010	44,304	$17.601960	$779,843	1.35%	23.35%	0.54%
2009	37,480	$14.269518	$534,822	1.35%	42.70%	0.52%	5/1/09
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2010	20,990	$10.529887	$221,021	1.35%	7.23%	1.07%
VIP Global Natural Resources Subaccount

						Investment
	Accumulation					Income	Inception
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****	Date
2010	1,079	$11.676518	$12,601	1.35%	15.51%	0.00%
VIP Science and Technology Subaccount
2010	4,945	$11.676401	$57,745	1.35%	11.25%	0.00%

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of Ohio National Variable Account D:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2010, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, OH
April 15, 2011

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2010 and 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP

April 20, 2011

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2010 and 2009

(Dollars in thousands, except share amounts)

	2010	2009
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,394,154	5,433,640
Fixed maturity securities on loan	346,398	—
Equity securities	35,138	30,102
Equity securities on loan	89	—
Fixed maturity held-to-maturity securities, at amortized cost	844,404	718,483
Trading securities, at fair value:
Fixed maturity	13,487	13,403
Equity securities	723	6,320
Mortgage loans on real estate, net	1,271,812	1,265,962
Real estate, net	3,594	3,665
Policy loans	320,430	299,529
Other long-term investments	13,489	14,720
Short-term investments securities lending collateral	372,190	—
Short-term investments	231,690	594,793

Total investments	8,847,598	8,380,617
Cash	199,991	180,878
Accrued investment income	80,281	82,910
Deferred policy acquisition costs	1,112,437	1,242,640
Reinsurance recoverable	1,357,818	1,289,559
Other assets	112,959	96,578
Goodwill and intangible assets	755	755
Federal income tax recoverable	49,599	—
Assets held in separate accounts	11,727,829	9,490,858

Total assets	$23,489,267	20,764,795

Liabilities and Equity
Future policy benefits and claims	$9,024,100	9,295,560
Policyholders’ dividend accumulations	48,289	50,003
Other policyholder funds	50,601	39,868
Notes payable (net of unamortized discount of $570 in 2010 and $606 in 2009)	105,430	105,394
Federal income taxes:
Current	—	325
Deferred	262,716	101,329
Other liabilities	192,503	174,615
Payables for securities lending collateral	372,190	—
Liabilities related to separate accounts	11,727,829	9,490,858

Total liabilities	21,783,658	19,257,952

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	187,273
Accumulated other comprehensive income (loss)	84,066	(21,164)
Retained earnings	1,419,685	1,326,202

Total stockholder’s equity	1,701,024	1,502,311
Non-controlling interest	4,585	4,532

Total equity	1,705,609	1,506,843

Total liabilities and equity	$23,489,267	20,764,795

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Revenues:
Traditional life insurance premiums	$259,029	254,047	239,833
Annuity premiums and charges	176,051	125,972	118,131
Universal life policy charges	124,822	117,977	112,663
Accident and health insurance premiums	18,167	19,375	19,830
Investment management fees	7,281	5,825	7,688
Change in value of trading securities	101	2,434	(3,625)
Net investment income	482,850	492,399	514,608
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(22,352)	(86,270)	(144,938)
Portion of impairment losses recognized in other comprehensive income	6,843	46,986	—

Net other-than-temporary impairment losses on securities recognized in earnings	(15,509)	(39,284)	(144,938)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	52,254	(6,734)	13,415

Total investment gains (losses)	36,745	(46,018)	(131,523)
Derivative instruments	(30,084)	(39,075)	—
Other income	63,296	48,905	53,311

	1,138,258	981,841	930,916

Benefits and expenses:
Benefits and claims	488,876	707,165	314,265
Provision for policyholders’ dividends on participating policies	38,769	37,897	40,720
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	213,982	36,913	222,168
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,768	(6,082)	(11,373)
Other operating costs and expenses	185,318	155,368	156,195

	929,713	931,261	721,975

Income before income taxes	208,545	50,580	208,941

Income taxes:
Current (benefit) expense	(31,200)	58,368	(10,582)
Deferred expense (benefit)	98,369	(54,290)	80,681

	67,169	4,078	70,099

Net income	141,376	46,502	138,842
Less: net (loss) income attributable to the non-controlling interest	(107)	292	(219)

Net income attributable to ONLIC	$141,483	46,210	139,061

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2007	$10,000	162,939	18,039	1,234,566	1,425,544	4,659	1,430,203
Capital contribution from parent	—	24,334	—	—	24,334	—	24,334
Dividends to stockholder	—	—	—	(62,000)	(62,000)	—	(62,000)
Change in non-controlling interest ownership	—	—	—	—	—	(337)	(337)
Comprehensive loss:
Net income (loss)	—	—	—	139,061	139,061	(219)	138,842
Other comprehensive loss	—	—	(290,886)	—	(290,886)	(185)	(291,071)

Total comprehensive loss					(151,825)	(404)	(152,229)

Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:
Net income	—	—	105,230	141,483	246,713	(107)	246,606
Other comprehensive income	—	—	—	—	—	160	160

Total comprehensive income					246,713	53	246,766

Balance, December 31, 2010	$10,000	187,273	84,066	1,419,685	1,701,024	4,585	1,705,609

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Cash flows from operating activities:
Net income	$141,376	46,502	138,842
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	774	882	2,517
Proceeds from sales of equity securities trading securities	5,260	407	—
Cost of fixed maturity trading securities acquired	(427)	(10,716)	(997)
Interest credited to policyholder account values	259,814	282,652	271,313
Universal life and investment-type product policy fees	(202,761)	(162,620)	(146,617)
Capitalization of deferred policy acquisition costs	(194,052)	(247,557)	(221,041)
Amortization of deferred policy acquisition costs	216,750	30,831	210,795
Amortization and depreciation	804	(4,939)	3,214
Net realized (gains) losses on investments and derivative instruments	(6,661)	85,093	131,523
Change in value of trading securities	(101)	(2,434)	3,625
Deferred federal income tax expense (benefit)	98,369	(54,290)	80,681
Decrease in accrued investment income	2,629	4,337	1,925
(Increase) decrease in other assets	(173,539)	133,716	(375,799)
Increase in policyholder liabilities	186,525	102,092	288,677
(Decrease) increase in policyholders’ dividend accumulations and other funds	(2,090)	1,130	(28,745)
(Decrease) increase in federal income tax payable	(49,924)	42,503	(43,261)
Increase (decrease) in other liabilities	16,090	(21,701)	22,560
Other, net	(1,627)	(370)	13,074

Net cash provided by operating activities	297,209	225,518	352,286

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	105,860	72,819	60,110
Proceeds from sale of fixed maturity available-for-sale securities	828,476	633,056	546,386
Proceeds from sale of available-for-sale equity securities	1,099	204	—
Proceeds from maturity of fixed maturity held-to-maturity securities	113,217	149,893	69,701
Proceeds from repayment of mortgage loans on real estate	114,807	117,364	129,576
Proceeds from sale of real estate	574	615	347
Cost of fixed maturity available-for-sale securities acquired	(937,637)	(778,821)	(498,341)
Cost of available-for-sale equity securities acquired	(6,367)	(570)	(9,136)
Cost of fixed maturity held-to-maturity securities acquired	(238,013)	(139,335)	(133,027)
Cost of mortgage loans on real estate acquired	(122,341)	(25,369)	(186,019)
Cost of real estate acquired	(605)	(175)	(562)
Derivative payments	(30,312)	(32,779)	—
Change in payables for securities lending collateral, net	372,190	—	(868,348)
Net decrease (increase) in short-term investments	363,103	(330,239)	(264,554)
Change in policy loans, net	(20,901)	(32,899)	(23,948)
Change in other invested assets, net	1,611	(481)	2,064

Net cash provided by (used in) investing activities	544,761	(366,717)	(1,175,751)

Cash flows from financing activities:
Universal life and investment product account deposits	1,862,675	3,095,687	2,786,556
Universal life and investment product account withdrawals	(2,265,342)	(3,005,012)	(2,525,518)
Capital contribution from parent	—	—	10,000
Dividends paid to parent	(48,000)	(35,000)	(69,000)

Net cash (used in) provided by financing activities	(450,667)	55,675	202,038

Net increase (decrease) in cash and cash equivalents	391,303	(85,524)	(621,427)
Cash and cash equivalents, beginning of year	180,878	266,402	887,829

Cash and cash equivalents, end of year	$572,181	180,878	266,402

Supplemental disclosures:
Income taxes paid	$18,528	15,000	31,089
Interest paid on notes payable	8,348	8,348	8,348
Noncash capital contribution from parent in the form of other long-term investments	—	—	14,334

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 42% of total fixed annuity deposits in 2010. A different distributor was the largest distributor in 2009 with approximately 25% of the total fixed annuity deposits.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 31% and 32% of total fixed annuity reserves as of December 31, 2010 and 2009, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,357,818 and $1,289,559 as of December 31, 2010 and 2009, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed lifetime withdrawal benefit (GLWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market, particularly prior to 2009. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, a substantial portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits. Although we have certain liquidity protections built into our BOLI policies, no assurances can be given that we would not experience liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of operations. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2010, 79.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 20.2% from the Company’s pricing matrices and 0.2% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in the fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 2006, three GMDB riders were introduced. Two of the three GMDB riders replaced previous rider versions. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

In 2009, five GMDB riders were introduced. The first rider, issued January through May, replaced the 2006 version of the annual reset death benefit rider; the benefit of the rider was the same as the 2006 version but the rider charge was increased. A second version of the annual reset death benefit rider was rolled out in May 2009 and replaced the January 2009 version. Its benefit was the same as the January 2009 version but the rider charge was increased. The final three riders were issued starting in May 2009 and replaced the 2006 versions of the rollup death benefit riders as well as the 2005 version of the annual ratchet death benefit rider; the benefits were the same but the rider charges were increased.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second has an optional five year reset provision. In 2009, five new GMIB riders were issued. The first four versions of the riders were issued from January 2009 through May 2009 and replaced the 2006 versions. The 2006 versions had no investment restrictions whereas two of the four new versions of the riders had no investment restrictions and two of the four new versions of the riders had investment restrictions. The riders with no investment restrictions had the same benefits as the 2006 versions; the only difference was a higher rider charge. The riders with investment restrictions had lower rider charges than the versions without investment restrictions but were the same in every other way. The May version of the GMIB rider replaced the four versions offered in January of 2009. It was an annual reset rider with investment restrictions; it was similar to the January version of the annual reset rider with investment restrictions, but had a higher rider charge. In January, 2010 a revised GMIB rider replaced the May 2009 version. This rider was similar to the May 2009 version, but with lower guaranteed purchase rates. The Company discontinued the sale of its GMIB rider in May of 2010.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Effective May 1, 2010, the Company replaced its GMIB rider with a Guaranteed Lifetime Withdrawal Benefit (“GLWB”) rider in connection with its variable annuity products. The GLWB rider allows for the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year. Such guaranteed withdrawals, which begin at 4%, may start anytime after the annuitant reaches age 59 1/2. The guaranteed withdrawal percentage increases if the annuitant attains a higher age band before taking withdrawals. Initially, the GLWB base is set at the amount of the purchase payments. It is increased by the amount of any future renewal payments. It also increases (“rolls up”) by eight percent simple interest every year for the first ten years, as long as no withdrawal is made. In addition to the roll-up feature, the GLWB rider also provides for a one-time top off of the GLWB base at the end of the tenth contract year if the annuitant has not made any withdrawals. The top off is equal to two hundred percent of the first-year purchase payments. This rider also includes a built-in death benefit that goes down dollar for dollar for withdrawals.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. In 2009, the Company began selling a GMAB rider that replaced the 2003 version; it provided the same benefit but had a higher rider charge.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$728.3	10,731.1	11,459.4	310.4	11.7	64

GMIB	$141.1	8,526.7	8,667.8	—		63

GLWB	$58.7	454.4	513.1	—	—	61

GMAB/GMWB	$15.6	304.6	320.2	4.4	—	63

	December 31, 2009
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$862.3	8,582.3	9,444.6	573.8	19.6	64

GMIB	$298.4	6,940.2	7,238.6	69.8	—	62

GMAB/GMWB	$16.7	277.5	294.2	14.1	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2010 and 2009.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31 (millions):

	2010	2009
Mutual funds:
Bond	$2,608.8	1,985.3
Balanced	365.4	341.9
Equity	7,511.7	5,966.7
Money market	247.3	290.4

Total	$10,733.2	8,584.3

As of December 31, 2010, direct G reserves were $67.1 million, ceded G reserves were $188.3 million and net G reserves were $121.2 million. As of December 31, 2009, direct G reserves were $28.1 million, ceded G reserves were $93.2 million and net G reserves were $(65.1) million.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	Millions
	2010	2009
GMDB	$27.3	19.5
GMIB	(153.6)	(91.2)
GMAB/GMWB	5.1	6.6

Total	$(121.2)	(65.1)

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 8% and 8% of the Company’s ordinary life insurance in force as of December 31, 2010, 2009 and 2008, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, formed in 2008 met the provisions of these Regulations and is included in the Company’s consolidated tax return. The Company, in 2007 acquired more than 80% ownership of NSLAC and will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010 follows:

	2010	2009
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $317,277 and $358,062 as of December 31, 2010 and 2009, respectively)	$337,277	360,972
Fixed maturity securities held-to-maturity, at amortized cost	36,855	44,367
Mortgage loans on real estate, net	114,260	93,184
Policy loans	121,321	126,907
Short-term investments	39,735	9,777
Accrued investment income	5,263	5,748
Deferred policy acquisition costs	69,706	72,080
Reinsurance recoverable	1,477	1,428
Other assets	1,187	1,771

Total assets	$727,081	716,234

Closed Block liabilities:
Future policy benefits and claims	$678,951	687,700
Policyholders’ dividend accumulations	48,159	49,903
Other policyholder funds	21,929	11,488
Deferred federal income taxes	7,000	1,018
Other liabilities	2,975	3,164

Total liabilities	$759,014	753,273

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Closed Block revenues and expenses:
Traditional life insurance premiums	$34,252	38,350	41,804
Net investment income	41,495	42,906	45,695
Net realized gains (losses) on investments	1,672	(981)	(4,487)
Benefits and claims	(46,518)	(50,190)	(53,547)
Provision for policyholders’ dividends on participating policies	(15,980)	(18,040)	(20,101)
Amortization of deferred policy acquisition costs	(3,662)	(3,972)	(3,902)
Other operating costs and expenses	(2,968)	(3,226)	(3,715)

Income before federal income taxes	$8,291	4,847	1,747

(o)	Recently Issued Accounting Pronouncements

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company will adopt this guidance on January 1, 2012. The Company is still evaluating the impact of this guidance.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses). This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. Most of the requirements are effective for the year ended December 31, 2010 with certain additional disclosures required for 2011. The Company adopted this guidance for the period ended December 31, 2010. See note 12(b) for the required disclosures.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This new guidance is effective for periods beginning after January 1, 2011. Early adoption is permitted. The Company plans on adopting this guidance effective January 1, 2011. The Company does not currently believe the adoption of this guidance will have a material impact on its consolidated financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 will be effective for interim and annual reporting periods beginning on January 1, 2011. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements. See note 5 for the required disclosures.

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s consolidated financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance)

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s consolidated financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other nongrandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but did alter the references to accounting literature within the consolidated financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009. The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation. The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous guidance, for consistency with the requirements of earlier preceding

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of non-controlling interests is reflected in the consolidated financial statements. As a result of the adoption of this guidance, the Company reclassified $5,496 and $6,171 from other liabilities to equity as of December 31, 2008 and 2007, respectively, representing the noncontrolling interest of Suffolk and NSLAC. See note 1 for further discussion on the minority interest in Suffolk and NSLAC. The accounting requirements of this guidance will be applied to any transactions involving non-controlling interests on or after January 1, 2009.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2010 statutory results are unaudited as of the date of this report.

ONLIC does not have any permitted statutory accounting practices as of December 31, 2010 and 2009.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2010 and 2009.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT continued to use this statutory permitted practice as of December 31, 2010 and 2009.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income (loss) of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $153,557, $36,260 and $(232,940) for the years ended December 31, 2010, 2009 and 2008, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $860,701 and $816,716, as of December 31, 2010 and 2009, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes include the following provisions for GAAP: (1) the costs related to

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2010	2009	2008
Foreign currency translation adjustment	$(118)	28	15
Pension liability adjustment, net of tax	(1,791)	2,791	(10,196)
Unrealized gains (losses) on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	190,947	337,078	(437,380)
Related income tax (expense) benefit	(66,969)	(117,949)	153,216

	122,069	221,948	(294,345)

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	25,906	(50,923)	(5,322)
Related income tax (expense) benefit	(9,067)	17,823	1,863

	16,839	(33,100)	(3,459)

Other comprehensive income (loss)	$105,230	255,048	(290,886)

(5) Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities, and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	59,577	—	59,577
Obligations of states and political subdivisions	—	176,815	—	176,815
Debt securities issued by foreign governments	—	13,042	—	13,042
Corporate securities	—	3,708,495	32,192	3,740,687
Mortgage-backed securities	—	1,661,586	88,845	1,750,431
Equity securities	—	35,227	—	35,227
Trading securities:
Fixed maturity corporate securities	—	13,487	—	13,487
Equity securities	—	723	—	723
Other long-term investments:
Derivative assets
Equity futures	461	—	—	461
Currency futures	475	—	—	475
Equity put options	—	9,561	—	9,561
Total	936	9,561	—	10,497
Short-term investments	41,747	189,943	—	231,690
Short-term investments lending collateral	—	372,190	—	372,190
Other assets:
Cash	127,241	72,750	—	199,991
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	195,360	195,360
GLWB embedded derivative	—	—	8,826	8,826
Assets held in separate accounts	—	11,727,829	—	11,727,829

Total assets	$169,924	18,041,225	325,223	18,536,372

Liabilities
GLWB reinsurance derivatives	$—	—	8,826	8,826
GMAB/GMWB embedded derivatives	—	—	5,510	5,510
Derivative liabilities:
Equity futures	1,921	—	—	1,921
Currency futures	451	—	—	451

Total liabilities	$2,372	—	14,336	16,708

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	83,655	—	83,655
Obligations of states and political subdivisions	—	63,698	—	63,698
Debt securities issued by foreign governments	—	4,543	—	4,543
Corporate securities	—	3,684,790	21,285	3,706,075
Mortgage-backed securities	—	1,507,702	67,967	1,575,669
Equity securities	—	30,102	—	30,102
Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Equity securities	—	6,320	—	6,320
Other long-term investments:
Derivative instruments	1,051	10,316	—	11,367
Short-term investments	—	594,793	—	594,793
Other assets:
Cash	30,484	150,394	—	180,878
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	135,051	135,051
Assets held in separate accounts	—	9,490,858	—	9,490,858

Total assets	$31,535	15,640,574	224,303	15,896,412

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	6,640	6,640
Derivative instruments	3,329	—	—	3,329
GMIB reinsurance derivative	—	—	32,479	32,479

Total liabilities	$3,329	—	39,119	42,448

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A small portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures and currency futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB and GLWB Reinsurance and GMAB, GMWB and GLWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB and GLWB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2010:

							Change in
							unrealized
							gains/(losses)
							in earnings
		Net investment gain/(loss)		Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized) [1]	in OCI [2]	settlements	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities:
Corporate securities	$21,285	(6)	2,675	(2,895)	11,133	32,192	(6)
Asset/mortgage-backed securities	67,967	(9,260)	16,656	15,355	(1,873)	88,845	(9,520)

Total investments	89,252	(9,266)	19,331	12,460	9,260	121,037	(9,526)
Other assets:
GMIB reinsurance	135,051	60,309	—	—	—	195,360	60,309
GLWB embedded derivative	—	8,826			—	8,826	8,826

Total assets	$224,303	59,869	19,331	12,460	9,260	325,223	59,609

Liabilities:
GLWB reinsurance	$—	(8,826)	—	—	—	8,826	(8,826)
GMAB/GMWB embedded derivative	6,640	1,530	—	—	—	5,110	1,530
GMIB reinsurance	32,479	94,193	—	61,714	—	—	—

Total liabilities	$39,119	86,897	—	61,714	—	13,936	(7,296)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in
							unrealized
							gains/(losses)
							in earnings
		Net investment gain/(loss)		Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized) [1]	in OCI [2]	settlements	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities:
Corporate securities	$6,764	24	4,001	(2,026)	12,522	21,285	24
Asset/mortgage-backed securities	64,817	(5,851)	11,252	(7,969)	5,718	67,967	(5,665)

Total investments	71,581	(5,827)	15,253	(9,995)	18,240	89,252	(5,641)
Other assets:
GMIB reinsurance	267,712	(132,661)	—	—	—	135,051	(132,661)

Total assets	$339,293	(138,488)	15,253	(9,995)	18,240	224,303	(138,302)

Liabilities:
GMAB/GMWB embedded derivative	$15,334	8,694	—	—	—	6,640	8,694
GMIB reinsurance	(4,602)	(37,081)	—	—	—	32,479	(37,081)

Total liabilities	$10,732	(28,387)	—	—	—	39,119	(28,387)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2010, we transferred investments totaling $19,077 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $9,817 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010. A net of $18,240 was transferred into Level 3 during 2009.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Fair Value Measurement on a Nonrecurring Basis

As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. As of December 31, 2009, the Company held two fixed maturity held-to-maturity securities and one mortgage loan on real estate that were impaired in 2009. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The fair values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis.

	December 31, 2010
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets:
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	—

Total assets	$—	—	2,825	2,825	—

	December 31, 2009
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets:
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	(2,675)
Mortgage loans on real estate, net	—	—	1,700	1,700	631

Total assets	$—	—	4,525	4,525	(2,044)

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2010		December 31, 2009
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$844,404	893,241	718,483	758,457
Mortgage loans on real estate	1,271,812	1,312,312	1,265,962	1,307,773
Policy loans	320,430	371,339	299,529	337,078
Liabilities
Investment contracts	$3,807,569	3,871,091	4,171,129	4,382,231
Policyholders’ dividend accumulations and other policyholder funds	98,890	98,890	89,871	89,871
Notes payable	105,430	125,156	105,394	104,804

In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable – The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2010	2009	2008
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$341,457	349,408	362,950
Equity securities	1,370	1,284	1,116
Fixed maturity trading securities	615	381	169
Fixed maturity held-to-maturity securities	52,200	52,586	50,167
Mortgage loans on real estate	83,440	87,516	93,890
Real estate	475	476	583
Policy loans	19,486	17,200	15,814
Short-term investments	3,049	3,507	4,600
Other long-term investments	1,227	(748)	(47)

Total gross investment income	503,319	511,610	529,242
Interest expense	(8,384)	(8,384)	(8,384)
Other investment expenses	(12,085)	(10,827)	(6,250)

Net investment income	$482,850	492,399	514,608

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Realized gains (losses) on investments
	2010	2009	2008
Securities available-for-sale:
Fixed maturity securities	$37,625	(38,020)	(121,463)
Equity securities	628	(789)	(692)
Fixed maturity held-to-maturity securities	1,119	(6,024)	(8,695)
Mortgage loans on real estate	(2,189)	(766)	—
Derivative instruments	(30,084)	(39,075)	—
Real estate	(30)	(121)	(353)

Total realized losses on investments	7,069	(84,795)	(131,203)
Change in valuation allowances for mortgage loans on real estate	(408)	(298)	(320)

Net realized gains (losses) on investments	$6,661	(85,093)	(131,523)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $15,509, $39,284 and $144,938 for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, fixed maturity securities with a carrying value of $215,876, which had a cumulative write-down of $62,157 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	2010
	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$—	(2,289)	2,289
Asset/mortgage-backed securities	22,352	9,132	13,220

Total other-than-temporary impairment losses	$22,352	6,843	15,509

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2009
	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$30,752	826	29,926
Asset/mortgage-backed securities	55,518	46,160	9,358

Total other-than-temporary impairment losses	$86,270	46,986	39,284

The following table summarizes total other-than-temporary impairments by asset type for the year ended December 31, 2008:

2008
Fixed maturity securities:
Corporate securities	$134,588
Asset/mortgage-backed securities	10,350

Total other-than-temporary impairment losses	$144,938

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2010 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2010	2009
Cumulative credit loss as of January 1	$74,533	142,682
New credit losses	1,218	16,567
Incremental credit losses on securities included in the beginning balance	14,291	11,974

Subtotal	90,042	171,223
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	27,885	96,690

Cumulative credit loss as of December 31	$62,157	74,533

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available for sale and trading securities were as follows:

	December 31, 2010
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	Credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$53,728	5,849	—	59,577	—
Obligations of states and political subdivisions	180,634	2,981	(6,800)	176,815	—
Debt securities issued by foreign governments	11,944	1,098	—	13,042	—
Corporate securities	3,537,348	246,185	(42,846)	3,740,687	—
Asset/mortgage-backed securities	1,735,477	69,137	(54,183)	1,750,431	(53,828)

Total fixed maturity securities	$5,519,131	325,250	(103,829)	5,740,552	(53,828)

Equity securities	$32,544	2,829	(146)	35,227	—

Trading securities:
Fixed maturity securities
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate securities	10,664	856	(9)	11,511	—
Asset/mortgage-backed securities	1,487	39	—	1,526	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

Equity securities	$812	—	(89)	723	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$11,147	74	—	11,221	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate securities	830,227	56,339	(7,884)	878,682	—
Asset/mortgage-backed securities	5	—	—	5	—

Total held-to-maturity	$844,404	56,721	(7,884)	893,241	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	December 31, 2009
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	Credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$79,324	4,373	(42)	83,655	—
Obligations of states and political subdivisions	64,378	1,482	(2,162)	63,698	—
Debt securities issued by foreign governments	4,074	469	—	4,543	—
Corporate securities	3,644,426	170,492	(108,843)	3,706,075	(826)
Asset/mortgage-backed securities	1,687,527	43,215	(155,073)	1,575,669	(46,160)

Total fixed maturity securities	$5,479,729	220,031	(266,120)	5,433,640	(46,986)

Equity securities	$26,353	3,834	(85)	30,102	—

Trading securities:
Fixed maturity securities
Obligations of states and political subdivisions	$302	6	—	308	—
Corporate securities	10,925	506	(47)	11,384	—
Asset/mortgage-backed securities	1,705	8	(2)	1,711	—

Total fixed maturity securities	$12,932	520	(49)	13,403	—

Equity securities	$7,293	—	(973)	6,320

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,090	280	—	2,370	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate securities	715,293	43,580	(3,886)	754,987	—
Asset/mortgage-backed securities	100	—	—	100	—

Total held-to-maturity	$718,483	43,860	(3,886)	758,457	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company’s practice is to disclose in the tables above the noncredit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2010	2009
Net unrealized gains (losses), before adjustments and taxes	$224,104	(42,340)
Less:
Unrealized gains related to Closed Block	19,999	2,910
Adjustment to future policy benefits and claims	2,480	418
Adjustment to deferred policy acquisition costs	64,179	(17,793)
Deferred federal income tax provision (benefit)	48,624	(9,277)

Net unrealized gains (losses)	$88,822	(18,598)

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2010	2009	2008
Securities available-for-sale:
Fixed maturity securities	$267,510	603,229	(679,064)
Equity securities	(1,066)	831	(48)

Change in net unrealized gains (losses)	$266,444	604,060	(679,112)

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2010.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$265,140	272,664	526	537	39,592	40,693
Due after one year through five years	1,712,156	1,793,087	9,539	10,139	236,879	254,269
Due after five years through ten years	1,904,530	1,994,551	2,341	2,632	395,588	413,497
Due after ten years	1,637,305	1,680,250	172	179	172,345	184,782

Total	$5,519,131	5,740,552	12,578	13,487	844,404	893,241

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Obligations of states and political subdivisions	$116,401	(5,588)	13,673	(1,212)	130,074	(6,800)
Debt securities issued by foreign governments	75	—	—	—	75	—
Corporate securities	641,865	(22,532)	258,746	(28,207)	900,611	(50,739)
Asset/mortgage-backed securities	160,201	(3,093)	324,187	(51,090)	484,388	(54,183)

Total fixed maturity securities	918,542	(31,213)	596,606	(80,509)	1,515,148	(111,722)
Equity securities	802	(131)	192	(15)	994	(146)

Total	$919,344	(31,344)	596,798	(80,524)	1,516,142	(111,868)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$9,555	(42)	—	—	9,555	(42)
Obligations of states and political subdivisions	23,682	(514)	13,254	(1,648)	36,936	(2,162)
Corporate securities	455,674	(11,917)	901,162	(100,859)	1,356,836	(112,776)
Mortgage-backed securities	258,300	(8,715)	526,885	(146,360)	785,185	(155,075)

Total fixed maturity securities	747,211	(21,188)	1,441,301	(248,867)	2,188,512	(270,055)
Equity securities	222	(81)	15	(4)	237	(85)

Total	$747,433	(21,269)	1,441,316	(248,871)	2,188,749	(270,140)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2010 and 2009 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity and equity securities with unrealized losses as of December 31:

	2010
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,282,172	1,234,864	(47,308)
80%-89%	245,520	211,788	(33,732)
Below 80%	100,318	69,490	(30,828)

Total	$1,628,010	1,516,142	(111,868)

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,572,919	1,514,535	(58,384)
80%-89%	386,322	328,738	(57,584)
Below 80%	499,648	345,476	(154,172)

Total	$2,458,889	2,188,749	(270,140)

For fixed maturity and equity securities, the following tables summarize the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2010
				%
		Fair	Unrealized	Investment
	# of issues	value	losses	grade [1]
Less than 12 months	324	$919,344	(31,341)	91.7%
12 months or longer	189	596,798	(80,527)	69.3

Total	513	$1,516,142	(111,868)

	2009
				%
		Fair	Unrealized	Investment
	# of issues	value	losses	grade [1]
Less than 12 months	308	$747,433	(21,269)	92.9%
12 months or longer	436	1,441,316	(248,871)	69.7

Total	744	$2,188,749	(270,140)

[1]	rated AAA through BBB-

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables summarize fixed maturity and equity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2010
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	3	$3,454	(997)
6 consecutive months or longer	36	66,036	(29,831)

Total	39	$69,490	(30,828)

	2009
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	55	$84,340	(26,794)
6 consecutive months or longer	117	261,136	(127,378)

Total	172	$345,476	(154,172)

The following table summarizes fixed maturity securities available-for-sale activity:

	2010	2009	2008
Proceeds from the sale and maturity	$837,983	536,652	458,074

Gross realized gains on the sale and maturity	$50,640	14,192	22,059

Gross realized losses on the sale and maturity	$(635)	(19,997)	(9,786)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2010, 2009 and 2008.

Investments with a fair value of $14,040 and $14,131 as of December 31, 2010 and 2009, respectively, were on deposit with various regulatory agencies as required by law.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Real estate is presented at cost less accumulated depreciation of $562 and $491 in 2010 and 2009, respectively, with no valuation allowance recorded in 2010 and 2009. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were zero foreclosures of mortgage loans in 2010 and 2009, respectively.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2010, the Company received $372,190 of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2010. As of December 31, 2010, the Company had loaned securities with a fair value of $346,487, which are recognized in the consolidated balance sheets as part of investments available-for-sale. The Company did not participate in securities lending as of December 31, 2009.

The components of other long-term investments were as follows as of December 31:

	2010	2009
Venture capital partnerships	$1,921	1,723
Derivative instruments	10,497	11,367
Receivable for securities	1,071	1,630

Total	$13,489	14,720

The following table presents the maximum exposure to loss, which is equal to the carrying amount, related to significant VIEs for which the Company is not the primary beneficiary and has not consolidated, at December 31, 2010.

2010
Non-agency CMO & CMBS	$681,193
ABS	611,943
Agency CMO & CMBS	447,284

Total	$1,740,420

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

As discussed in note 2(o), the Company adopted new guidance affective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held certain variable interests in Non-agency CMO & CMBS, ABS and Agency CMO & CMBS securities. For these interests, the Company’s involvement is limited to that of a passive investor. The Company did not provide financial or other support to the investees designated as VIEs during the 12 months ended December 31, 2010.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Asset derivatives
	Balance sheet location	December 31
Derivatives not designated as hedging instruments under ASC 815		2010	2009
		Fair value	Fair value
Currency futures	Other long-term investments	$475	1,051
Equity futures	Other long-term investments	461	—
Equity put options [1]	Other long-term investments	9,561	10,316
GMIB reinsurance contracts	Reinsurance recoverable	195,360	135,051
GLWB embedded derivatives	Other assets	8,826	—

Total		$214,683	146,418

	Liability derivatives
	Balance sheet location	December 31
Derivatives not designated as hedging instruments under ASC 815		2010	2009
		Fair value	Fair value
Currency futures	Other liabilities	$451	—
Equity futures	Other liabilities	1,921	3,329
GMIB reinsurance contracts	Future policy benefits and claims	—	32,479
GLWB reinsurance contracts	Future policy benefits and claims	8,826	—
GMAB and GMWB embedded derivatives	Future policy benefits and claims	5,110	6,640

Total		$16,308	42,448

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2010	2009	2008
Currency futures	Net realized gains (losses): derivative instruments	$(776)	(945)	—
Equity futures	Net realized gains (losses): derivative instruments	(27,886)	(31,849)	—
Equity put options [1]	Net realized gains (losses): derivative instruments	(1,422)	(6,281)	—
GMIB reinsurance contracts	Benefits and claims	154,502	(169,743)	282,153
GMAB and GMWB embedded derivatives	Benefits and claims	1,530	8,694	(13,333)
GLWB reinsurance	Benefits and claims	(8,826)	—	—
GLWB embedded derivatives	Benefits and claims	8,826	—	—

Total		$125,948	(200,124)	268,820

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2010, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $355,801and $4,701, respectively in trust and a letter of credit of $107,713 and $69,000, respectively. As of December 31, 2009, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $191,998 and $0, respectively in trust and a letter of credit of $55,000 and $36,750, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2010 and 2009) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.2%, 4.5% and 4.6% for the years ended December 31, 2010, 2009 and 2008, respectively.

The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,384 and $8,384 for the years ended December 31, 2010, 2009 and 2008, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2010, 2009 and 2008. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2010	2009
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by ASC 805, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2010, 2009 and 2008, no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2010	2009	2008
Current (benefit) expense	$(31,200)	58,368	(10,582)
Deferred expense (benefit)	98,369	(54,290)	80,681

Total income tax expense	$67,169	4,078	70,099

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31:

	2010	2009	2008
Pre-tax income times U.S. enacted tax rate	$72,991	17,703	73,129
Tax-preferred investment income	(11,003)	(12,746)	(3,912)
Change in valuation allowance	—	(1,201)	—
Other, net	5,181	322	882

Income taxes	$67,169	4,078	70,099

Effective tax rate	32.2%	8.1%	33.6%

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company appealed the only issue raised, bad debt deductions. The Company and IRS Appeals reached an agreement and for the five year period no additional taxes were incurred. The IRS completed the review of the 2008 tax return year and raised the bad debt issue again and raised an issue concerning the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. The Company is appealing these issues and the Company expects its position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the Company’s ASC740 analysis. During 2010, 2009, and 2008 tax return years the Company recognized an income tax benefit of $6,975, $8,260 and $4,310, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded.

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2010	2009
Deferred tax assets:
Pension and benefit obligations	$12,205	10,971
Future policy benefits	663,781	714,329
Mortgage loans on real estate	3,240	2,661
Fixed maturity securities available-for-sale	—	25,112
Net operating loss carryforwards	3,475	897
Capital loss carryforward	27,285	34,433
Other	12,092	24,167

Total gross deferred tax assets	722,078	812,570
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	722,078	812,570

Deferred tax liabilities:
Deferred policy acquisition costs	291,305	339,448
Fixed assets	661	1,306
Reinsurance recoverable	612,287	536,605
Other	80,541	36,540

Total gross deferred tax liabilities	984,794	913,899

Net deferred tax liability	$(262,716)	(101,329)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2010, the Company has life subgroup capital loss carryforwards of $77,206 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

NSLAC as of December 31, 2010, has accumulated net operating losses of $9,928. There are net operating losses of $3,432 incurred in periods ending prior to April 1, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2017 through 2022. There are net operating losses of $6,496 incurred in periods beginning April 1, 2007 through December 31,2010. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2025. There are capital losses of $752 available as of December 31,2010, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2010, 2009 and 2008 was $0, $(1,201), and $0, respectively.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $6,951 and $5,743 as of December 31, 2010 and 2009, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2010.

At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $144.9 million and $143.4 million, respectively. At December 31, 2009, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.1 million and $132.2 million, respectively.

There were no mortgage loans in the process of foreclosure at December 31, 2010 and 2009. Mortgage loan write downs were $2,189, $766 and $0, during 2010, 2009 and 2008, respectively.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tables below depict loan exposure of remaining principal balances (which equal the Company’s recorded investment) by type as of December 31:

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
Commercial Mortgage Loans	$—	—	—	—	1,279,099	1,279,099	—

Less valuation allowances for collectively evaluated						7,287

Total mortgage loans on real estate, net						$1,271,812

Impaired securities
Gross principle due						$—
Reserve for impairments (previously expensed)						—

Net of impairment (included in above)						$—

						2009
Commercial Mortgage Loans						$1,272,841
Less valuation allowances						6,879

Total mortgage loans on real estate, net						$1,265,962

Allowance for credit losses is based on amounts collectively evaluated for impairment as there were no loans individually evaluated for impairment as December 31, 2010. The Company’s mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. Based on our low level of historical losses, we do not believe that any additional valuation allowance is deemed necessary based on current economic conditions.

We perform an annual performance review of our loan portfolio and assign a rating based on the property’s loan-to-value (LTV), age, mortgage debt service coverage and occupancy. This analysis helps indicate loans that may experience difficulty and highlights loans that are performing well. If our analysis indicates that a loan is or may become a problem, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2010, we physically inspected nearly 100% of our portfolio. These ratio requirements are applied consistently across the entire commercial mortgage loan portfolio.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table summarizes our mortgage portfolio debt service coverage ratios and LTV ratios using available data as of December 31, 2010. The ratios are updated as information becomes available.

Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$99,037	41,335	74,243	178,727	51,192	5,821	450,355
50% - 60%	35,610	40,178	87,954	210,188	52,566	—	426,496
60% - 70%	28,292	48,382	84,946	120,800	76,242	4,022	362,684
70% - 80%	6,686	—	9,994	5,590	8,982	1,025	32,277
80% and greater	—	—	—	—	—	—	—

Total	$169,625	129,894	257,136	515,305	188,983	10,869	1,271,812

Loan-to-value and debt service coverage ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The debt service coverage ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

The Company sold certain mortgage loans to ONFS with a book value of $21,409 and $7,482 in 2010 and 2009, respectively.

The Company has a mortgage loan receivable from ONFS of $23,795 as of December 31, 2010.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2010 and 2009.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2010 and 2009.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement dates were December 31, 2010 and 2009.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2010 and 2009.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2010	2009	2010	2009
Change in benefit obligation:
Projected benefit obligation at beginning of year	$53,165	48,713	4,383	5,936
Service cost	1,637	1,529	47	49
Interest cost	3,514	3,310	265	378
Amendments	—	—	—	(830)
Actuarial loss (gain)	4,255	2,067	653	(781)
Benefits paid*	(4,508)	(2,454)	(262)	(369)

Projected benefit obligation at end of year	$58,063	53,165	5,086	4,383

Accumulated benefit obligation	$46,248	44,315

Change in plan assets:
Fair value of plan assets at beginning of year	$39,067	23,355	—	—
Employer contribution	4,611	11,840	—	—
Actual return on plan assets	4,816	5,753	—	—
Benefits and expenses paid	(4,236)	(1,881)	—	—

Fair value of plan assets at end of year	$44,258	39,067	—	—

Funded status	$(13,805)	(14,098)	(5,086)	(4,383)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(13,805)	(14,098)	(5,086)	(4,383)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in other comprehensive income:
Net actuarial (gain) loss	$753	(3,901)	1,332	(35)
Prior service cost (credit)	124	124	546	(481)

Total	$877	(3,777)	1,878	(516)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$21,094	20,340	(2,448)	(3,780)
Prior service credit	—	(124)	(1,636)	(2,182)

Total	$21,094	20,216	(4,084)	(5,962)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are $1,387 and $0, respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are $(402) and $(465), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Pension benefits
	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$1,637	1,529	1,688
Interest costs	3,515	3,310	3,424
Expected return on plan assets	(2,923)	(1,750)	(3,253)
Amortization of prior service cost	(124)	(124)	(124)
Amortization of net loss	1,607	1,965	458

Net periodic benefit cost	$3,712	4,930	2,193

	Other benefits
	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$47	49	54
Interest costs	265	378	376
Amortization of prior service cost	(546)	(349)	(505)
Amortization of net gain	(678)	(746)	(847)

Net periodic benefit cost	$(912)	(668)	(922)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2010	2009
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$6,843	6,493
Accumulated benefit obligation	5,987	5,282
Fair value of plan assets	—	—

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2010	2009	2010	2009
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.55%	6.85%	6.15%	6.50%
Expected long-term return on plan assets	7.25%	8.00%	—	—
Rate of compensation increase	3.55%	3.60%	—	—
Health care cost trend rate assumed for next year	—	—	0.45%	4.10%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.45%	2.45%
Year that the rate reaches the ultimate trend rate	—	—	2010	2011
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.30%	6.55%	5.80%	6.15%
Rate of compensation increase	3.85%	3.55%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1-percentage- point increase	1-percentage- point decrease
Effect on total of 2010 service cost and interest cost	$38	(31)
Effect on 2010 other post-retirement benefit obligation	568	(477)

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

	2010
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$—	559	—	559
Equity securities	—	43,699	—	43,699

Total assets	$—	44,258	—	44,258

	2009
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$—	159	—	159
Equity securities	—	38,908	—	38,908

Total assets	$—	39,067	—	39,067

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in footnote 5

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2010 and 2009.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2010	2009
Equity securities	63%	63%
Debt securities	37	37

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

A contribution of $2,250 was made to the qualified pension plan in 2010 for the 2009 plan year. A contribution to the qualified pension plan of $2,000 is expected in 2011 for the 2010 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2011	$7,574	250
2012	4,954	266
2013	3,611	283
2014	2,313	292
2015	3,117	292
2016-2020	16,170	1,517

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2010, 2009 and 2008 were $6,237, $4,605 and $2,732, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,409, $1,348 and $943 in 2010, 2009 and 2008, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2010, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $143,600 may be paid by ONLIC to ONFS in 2011 without prior approval. Dividends of $48,000, $35,000 and $62,000 were declared by ONLIC to ONFS in 2010, 2009 and 2008, respectively, and dividends paid were $48,000, $35,000 and $69,000 in 2010, 2009 and 2008, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $25,110 may be paid by ONLAC to ONLIC in 2011 without prior approval. ONLAC paid dividends to ONLIC of $20,160, $20,480 and $0 in 2010, 2009 and 2008, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2010, 2009 and 2008.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2010, 2009 and 2008.

(15)	Bank Line of Credit

ONLIC had revolving credit facilities of $120,000 and $75,000 as of December 31, 2010 and 2009, respectively, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2010 or 2009. Total interest and fees paid on these lines of credit were $354 , $210 and $117, in 2010, 2009 and 2008, respectively. There was no borrowing outstanding on these facilities as of December 31, 2010 or 2009.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,345, $4,446 and $4,591 during 2010, 2009 and 2008, respectively. The lease on the Home Office constitutes 95% of the $15,229 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2010 are:

	Operating	Capital
2011	$2,793	792
2012	2,781	663
2013	2,634	124
2014	2,549	—
2015	2,549	—
After 2015	1,700	—

Total minimum lease payments	$15,006	1,579

Less interest on capital leases		(112)

Liability for capitalized leases		$1,467

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

The Company has evaluated subsequent events through April 20, 2011 the date that the consolidated financial statements were available to be issued.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 22%, 20% and 19% of gross earned life and accident and health premiums during 2010, 2009 and 2008, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $678,782 and $767,681 as of December 31, 2010 and 2009, respectively.

In December 2008, the Company entered into a reinsurance agreement with Sycamore Re (SYRE), an affiliated reinsurance company which is 100% owned by ONFS, to reinsure GMIB and ARDBR riders associated with variable annuity products written after April 1, 2008. During 2009, the treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For contracts issued after March 31, 2009, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the prior treaty and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all riders listed above up to $5 million per annuitant. As a result of this treaty addendum at July 31, 2010, the Company paid a premium in the amount of $29,160 to SYRE for this treaty addendum. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable. The December 31, 2010 balance for the cost of reinsurance was $85,129.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of this GLWB rider with SYRE.

Premiums and benefits incurred amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2010	2009	2008
Premiums	$49,566	23,761	2,275
Benefits incurred	102	134	—
Reinsurance recoverable:
Policy and contract claims payable	18	—	—
Other liabilities:
Premiums payable	4,757	3,119	—

73

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$53,728	59,577	59,577
Obligations of states and political subdivisions	180,634	176,815	176,815
Debt securities issued by foreign governments	11,944	13,042	13,042
Corporate securities	3,537,348	3,740,687	3,740,687
Mortgage-backed securities	1,735,477	1,750,431	1,750,431

Total fixed maturity available-for-sale securities	5,519,131	5,740,552	5,740,552

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	32,248	34,938	34,938
Nonredeemable preferred stocks:	296	289	289

Total equity securities available-for-sale	32,544	35,227	35,227

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	11,147	11,221	11,147
Obligations of states and political subdivisions	2,025	2,333	2,025
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	830,227	878,682	830,227
Mortgage-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	844,404	893,241	844,404

Trading securities:
Bonds:
Obligations of states and political subdivisions	302	315	315
Debt securities issued by foreign governments	125	135	135
Corporate securities	10,664	11,511	11,511
Mortgage-backed securities	1,487	1,526	1,526

Total fixed maturity trading securities:	12,578	13,487	13,487
Equity
Seed money	812	723	723

Total trading securities	13,390	14,210	14,210

Mortgage loans on real estate, net	1,279,099		1,271,812	[1]
Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,297	[2]

Total real estate, net	4,157		3,594

Policy loans	320,430		320,430
Other long-term investments	22,264		13,489	[3]
Short-term investments securities landing collateral	372,190		372,190
Short-term investments	231,676		231,690

Total investments	$8,639,285		8,847,598

[1]	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
[2]	Difference from Column B is due to adjustments for accumulated depreciation.
[3]	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

74

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2010:
Individual life insurance	$637,334	3,792,261			259,029
Pension and Annuities	447,466	3,775,312			26,866
Other Insurance	27,637	1,456,527			18,167
Corporate	—	—			—

Total	$1,112,437	9,024,100			304,062

2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,336,840			17,658
Other Insurance	28,387	1,419,088			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2010:
Individual life insurance	$235,876	395,496	80,399	53,294
Pension and Annuities	244,801	129,227	174,329	107,932
Other Insurance	12,497	18,791	2,520	2,447
Corporate	(10,324)	(15,869)	(40,499)	21,646

Total	$482,850	527,645	216,749	185,319

2009:
Individual life insurance	$219,583	380,032	51,031	47,579
Pension and Annuities	254,100	238,165	64,980	88,191
Other Insurance	13,260	16,672	2,438	1,763
Corporate	5,456	110,193	(87,618)	17,835

Total	$492,399	745,062	30,831	155,368

2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	222,849	88,142	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	(248,601)	65,054	16,372

Total	$514,608	354,985	210,795	156,195

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
[4]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

75

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—%
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%
Premiums:
Life insurance	338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—%
Accident and health insurance	37,427	24,920	7,323	19,830	36.9%

Total	$393,348	126,990	10,246	276,604	3.7%

See accompanying report of independent registered public accounting firm.

76

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408			7,287
2009:
Valuation allowances – mortgage loans on real estate	$6,581	298	—	—	6,879
2008:
Valuation allowances – mortgage loans on real estate	$6,261	320	—	—	6,581

See accompanying report of independent registered public accounting firm.

77

Ohio National Variable Account D

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 15, 2011.

Statements of Assets and Contract Owners’ Equity, December 31, 2010.

Statements of Operations for the Period Ended December 31, 2010.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2010 and 2009.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 20, 2011.

Consolidated Balance Sheets, December 31, 2010 and 2009.

Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008.

Notes to Consolidated Financial Statements, December 31, 2010, 2009, and 2008.

Financial Statement Schedules, December 31, 2010, 2009 and 2008.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between The Ohio National Life Insurance Company, Ohio National equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(c) Amendment to Participation Agreement between The Ohio National Life insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(d) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(e) Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Senior Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Senior Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Kristal E. Hambrick*	Senior Vice President, Life Product Management

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Annuity Product Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	more than 90%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 6, 2011, this series of Registrant’s contracts were owned by 131 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director and President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$78,700,175	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 29th day of April, 2011.

Ohio National Variable Account D (Registrant)
By:	The Ohio National Life Insurance Company
(Depositor)

By:	/s/ STEPHEN R. MURPHY
Stephen R. Murphy, Senior Vice President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 29th day of April, 2011.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ STEPHEN R. MURPHY
Stephen R. Murphy, Senior Vice President

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ GARY T. HUFFMAN Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	April 29, 2011

*/s/ JACK E. BROWN Jack E. Brown	Director	April 29, 2011

*/s/ VICTORUA B. BUYNISKI GLUCKMAN Victoria B. Buyniski Gluckman	Director	April 29, 2011

*/s/ JOSEPH A. CAMPANELLA Joseph A. Campanella	Director	April 29, 2011

*/s/ THOMAS G. CODY Thomas G. Cody	Director	April 29, 2011

*/s/ RONALD J. DOLAN Ronald J. Dolan	Director	April 29, 2011

John W. Hayden	Director	April 29, 2011

*/s/ JAMES F. ORR James F. Orr	Director	April 29, 2011

*JOHN R. PHILLIPS John R. Phillips	Director	April 29, 2011

/s/ ARTHUR J. ROBERTS Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 29, 2011

J. Michael Schlotman	Director	April 29, 2011

*By:	THERESE S. MCDONOUGH
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99(9)	Opinion of Counsel

99(10)	Consent of KPMG LLP

99(24)	Powers of Attorney